                               Table of Contents

                             Letter to Shareholders
                                       1

                      Message from the Investment Advisor
                                       3

                           Eureka Equity Fund Summary
                                       5

                  Eureka Global Asset Allocation Fund Summary
                                       6

                   Eureka Investment Grade Bond Fund Summary
                                       7

                     Eureka Prime Money Market Fund Summary
                                       8

                 Eureka U.S. Treasury Obligations Fund Summary
                                       9

                       Schedules of Portfolio Investments
                                       10

                      Statements of Assets and Liabilities
                                       47

                            Statements of Operations
                                       49

                      Statements of Changes in Net Assets
                                       51

                       Notes to the Financial Statements
                                       53

                              Financial Highlights
                                       58

                         Report of Independent Auditors

                                  EUREKA FUNDS
                        ANNUAL REPORT SEPTEMBER 30, 1998
                             LETTER TO SHAREHOLDERS

     We are pleased to offer you the first Annual Report of the Eureka Funds, for the fiscal year ending September 30, 1998. The Eureka family of mutual funds was formed on November 1, 1997. At fiscal year end, total net assets in the family had grown to $642,311,623.

EUREKA FUNDS MILESTONES

     The Trust Shares of the Eureka Funds were made available in November 1997. In February 1998, the Funds began to offer Class A Shares. The Eureka Funds were also incorporated in The Active Asset Allocation Program in February, which utilizes the expertise of the Investment Management Department of Sanwa Bank California. The program adds value for our clients by offering diversified asset classes, and then systematically re-balancing between those classes, within the guidelines of the specific investment objective, risk tolerance and time horizon.

OVERVIEW

     The objective of the Eureka Funds is to attempt to achieve consistent returns, year in and year out, and perform in the upper echelons of their respective investment categories, competitively speaking, while seeking to avoid undue risk. Our quantitative investment philosophy, which minimizes the effect of subjective bias in investment decisions, served us particularly well during this year's turbulent market. As indicated, all of our Funds performed significantly better than the competition, as measured by the relevant Lipper Fund Averages.*

     The following is a comparison of the Eureka Funds Trust Share returns+ to their respective Lipper Funds Averages for the 11-month period ending September 30, 1998:

Eureka Equity Fund                                              10.08%
Lipper General Equity Funds Average                              2.67%

Eureka Global Asset Allocation Fund                              5.34%
Lipper Global Flexible Portfolio Funds Average                   0.25%

Eureka Investment Grade Bond Fund                                9.31%
Lipper Intermediate Investment Grade Debt Funds Average          8.48%

Eureka Prime Money Market Fund                                   4.84%
Lipper Money Market Funds Average                                4.49%

Eureka U.S. Treasury Obligations Fund                            4.70%
Lipper U.S. Treasury Money Market Funds Average                  4.39%

+ Class A Shares performance for the same 11-month period is as follows: Eureka
  Equity Fund 9.70%; Eureka Global Asset Allocation Fund 5.07%; Eureka Investment Grade Bond Fund 9.41%; Eureka Prime Money Market Fund 4.23%; and Eureka U.S. Treasury Obligations Fund 4.25%.

* Reference to the total return figures for Lipper Averages herein are based on an arithmetic average of funds, including reinvested dividends, as reported by Lipper Analytical Services. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

     The recent volatility in financial markets demonstrates the importance of remaining focused on the long-term objectives offered through the Eureka family of mutual funds. This may be a good time to review your personal financial needs and subsequent portfolio diversification with a qualified investment representative.

     We thank you for choosing to invest in the Eureka Funds. To the many shareholders who have been with us since our inception, we appreciate your allegiance. To those who have recently joined us, we extend a warm welcome. We appreciate your trust and confidence in selecting the Eureka Funds to assist in meeting your financial objectives.

Sincerely,

Larry Layne signature
Larry Layne, Chairman
Board of Trustees
Eureka Funds
September 1998
MUTUAL FUNDS
- Are not FDIC insured
- Are not deposits or obligations of, or guaranteed by, any financial institution
- Are subject to investment risks, including the possible loss of the principal amount invested

The views expressed in this report reflect those of the Investment Advisor through the end of the period of the report only, as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

MESSAGE FROM THE INVESTMENT ADVISOR

     The 11 months between November 1, 1997 and September 30, 1998, which comprised the first fiscal year of operations of the Eureka Funds, exposed investors to the highest levels of volatility in the U.S. stock market in the last ten years. After rising over 23%, as measured by the S&P 500 Index*, by the middle of July, the domestic market subsequently lost all of the gains it had accrued through the first seven months of this year, offset only partially by the 6% rebound in September. Extreme volatility was even more pronounced for small-capitalization and foreign issues. It is important to realize, however, that the recent market decline should be placed against a backdrop in which equities have more than doubled in the last three years.

     Below, we examine the various factors that affect the market generally and, in particular, where our asset management strategy stands today. Please remember that our disciplined, quantitatively driven approach to investing is one of the key strengths that our investment philosophy brings to the Eureka Funds. We believe our disciplined approach has been a useful tool throughout the recent bull market and will continue to provide objective, unbiased guidance for future direction. Whether the market is up or down, our quantitatively driven investment philosophy and style does not fall prey to the vagaries of human emotion.

     We currently find that the longer-term case for investing in equity securities remains intact and that the Eureka Funds investment strategy should not change dramatically in reaction to recent events. On the other hand, two of the three critical legs on which the market rests are in question and, therefore, present a situation that warrants some caution.

BASIC MARKET DYNAMICS

     Our research has shown that although individual stocks and bonds can be continuously affected by a myriad of unforecastable events, markets are generally supported by three main factors:

     1. FUNDAMENTAL VALUATION -- This is a measure of the extent to which the market is offering an attractive rate of return relative to competing asset classes. This category addresses the issue of whether or not the market is overvalued (i.e., "too expensive" or "rich") or undervalued (i.e., "cheap"). Quantitative measures can be used to gauge the current level of market over valuation or undervaluation.

     2. MACROECONOMIC FORCES -- Such forces include both domestic and international economic and financial events that directly or indirectly affect the market today or in the future. Various indicators, including inflation, interest rates, currency movements, and gross domestic product, can be analyzed to assess whether the current global economic environment is supportive or potentially harmful to the equity and fixed-income markets.

     3. TECHNICAL AND MOMENTUM FACTORS -- In certain instances, markets may tend to exhibit patterns of price movement that can be helpful in discerning the direction of future market movements. This driver of market prices tends to be the most volatile, fickle, and unpredictable component because it includes such items as market "psychology" and "sentiment." Market momentum tends to follow the other two categories listed above.

*The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index generally representative of the U.S. stock market and cannot be invested in directly.

CURRENT MARKET ENVIRONMENT/RECOMMENDATION

     Within the tri-part framework presented in market dynamics, and given the stock market's recent 15%-20% correction, we currently find the U.S. equity market still somewhat overvalued on both a short-term and longer-term basis. In fact, in order to be seen as "fairly valued" the market would still need to drop another 10%-15%. However, the longer-term favorable economic environment is still intact, mainly through a bullish combination of healthy corporate profit growth and low inflation. Although economic instability in Japan, the Far East, and now Russia may ultimately negatively affect our own economy, there is no certainty of that happening in the future and, indeed, no clear sign of it happening yet. Over the longer-term, we remain neutral to moderately bullish on both domestic stocks and bonds, and intend to stay our course.

Sincerely,

Richard Weiss signature
Richard Weiss
Chief Investment Officer
Investment Management
Sanwa Bank California
September 1998

                            FUND PERFORMANCE REVIEW
                               EUREKA EQUITY FUND
PORTFOLIO CO-MANAGERS

Richard A. Weiss
Senior Vice President
Sanwa Bank California

Brian Garbe
Vice President
Sanwa Bank California

FUND SUMMARY

In pursuing a goal of long-term
capital growth, we apply a highly
disciplined approach to stock
selection to construct a
diversified portfolio of U.S.
equities. We combine a variety of
proven quantitative techniques to
analyze the universe of available
securities from a variety of
perspectives including: what
stocks are currently undervalued;
which stocks possess the best
growth potential and; what
technical factors are exerting an
especially strong influence in
markets right now. By employing
this broad spectrum of tools, we
construct a portfolio with the
potential to add value in
virtually any economic
environment.

We rigorously manage portfolio
risk. The overall risk
characteristics of the Fund --
industry exposures, dividend
yield, price-earnings ratios and
others -- are expected to be kept
in line with those of the S&P 500
Index. For example, we avoid
overweighing any industry sectors
in the portfolio and, instead,
attempt to outperform such
benchmark indices by applying our
multi-dimensional analysis to
select the most attractive stocks
within each industry.

GROWTH OF A $10,000 INVESTMENT

                                    TRUST SHARES     CLASS A SHARES    S&P 500 INDEX**
1-NOV                             $    10,000        $    10,000       $    10,000

31-DEC                                 10,555             10,549            10,610

31-MAR                                 12,029             12,000            12,045

30-JUN                                 12,452             12,417            12,396

30-SEP                                 11,008             10,970            11,281

------------------------------------------------------------
                   AGGREGATE TOTAL RETURN
------------------------------------------------------------
                                            SINCE INCEPTION
     AS OF 9/30/98         YEAR-TO-DATE        (11/1/97)
------------------------------------------------------------

     Class A Shares*           3.97%             9.70%
      Trust Shares             4.29%            10.08%
------------------------------------------------------------

For the 11-month period ending
September 30, 1998, the Fund performed
significantly better than it's Lipper
peer group average, generating an
aggregate total return of 10.08% (Trust
Shares), compared to 2.67% for the Lipper
General Equity Funds Average.**** The
Fund's benchmark, the S&P 500 Index,
generated a total return of 12.81%, for
the same 11-month period. The Fund does
not make bets between industrial sectors, but rather attempts to select those stocks that we believe will outperform within each sector. Some of those stocks that benefited the Fund this period are as follows: in the consumer services sector, Viacom, Inc. (0.49% of the portfolio) produced a 91% return; in the health care sector the Fund benefited from holding Schering Plough (1.19%), up
87%; Dell Computer Corporation (1.27%)
led the way in the Fund's technology
holdings, up 228%; and in the utilities
sector the Fund held BellSouth
Corporation (1.68%), up 62%.*** Our
objective, as always, is to select
quality stocks that we believe will
outperform the market. We will continue
to do this in a consistent and
disciplined manner in the coming year.

--------------------------------------------------------------------------------

      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
      INVESTMENT RETURN AND NET ASSET VALUE (NAV) WILL FLUCTUATE,
      SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH
      MORE OR LESS THAN THE ORIGINAL COST.
   * Class A Shares of this Fund were not in existence prior to 2/03/98. Class A Shares performance calculated for any period prior to 2/03/98 is based on the performance of Trust
      Shares since inception 11/01/97. The performance data for the period 11/01/97 through 2/03/98 was calculated by adjusting the performance of the Trust Shares to reflect the 12b-1 fee charged to Class A Shares. The total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since inception. In such instances, and without waiver of fees, total return would have been lower.
  ** The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index generally representative of the domestic stock market and cannot be invested in directly.
 ***  The portfolio composition of the Fund is subject to change.
**** The Lipper General Equity Funds Average is based on an arithmetic average of funds as reported by Lipper Analytical
      Services. Lipper is an independent mutual fund performance monitor whose results are based on total return, including reinvested dividends, and do not include a sales charge.

                            FUND PERFORMANCE REVIEW
                      EUREKA GLOBAL ASSET ALLOCATION FUND*
PORTFOLIO CO-MANAGERS

Richard A. Weiss
Senior Vice President
Sanwa Bank California

Brian Garbe
Vice President
Sanwa Bank California

FUND SUMMARY

The Eureka Global Asset
Allocation Fund uses an
innovative, proprietary approach
to global investing which seeks
to provide a balance of income
and long-term capital
appreciation.

The mix of global and domestic
assets is actively managed in an
attempt to enhance the Fund's
returns. Using a wide range of
quantitative methodologies, we
systematically determine the
relative attractiveness of
various countries, asset classes,
currencies and global industries.
The asset mix of the Fund is then
adjusted to increase exposure to
the countries or asset classes
with relatively favorable
prospects. This Fund can be used
as a stand-alone global
investment or to add
international exposure to a
domestic portfolio.

For the 11-month period ending
September 30, 1998, the Fund
performed significantly better
than it's Lipper peer group
average, generating an aggregate
total return of 5.34% (Trust
Shares), compared to 0.25% for
the Lipper Global Flexible
Portfolio Funds Average.**** The
Fund's benchmarks, the Salomon
Smith Barney Primary World Index
and the Lehman Brothers U.S.
Treasury Index, generated a

GROWTH OF A $10,000 INVESTMENT

                                                               SALOMON
                                                                SMITH          LEHMAN
                                                               BARNEY       BROTHERS U.S.
                                                               PRIMARY        TREASURY
                            TRUST SHARES    CLASS A SHARES   WORLD INDEX***    INDEX***
30-SEP                        $ 10,507        $ 10,507        $ 10,534        $ 11,193

30-JUN                          11,375          11,358          12,092          10,584

31-MAR                          11,145          11,128          11,779          10,310

31-DEC                          10,123          10,116          10,337          10,158

1-NOV                           10,000          10,000          10,000          10,000

------------------------------------------------------------
                   AGGREGATE TOTAL RETURN
------------------------------------------------------------
                                            SINCE INCEPTION
     AS OF 9/30/98         YEAR-TO-DATE        (11/1/97)
------------------------------------------------------------

     Class A Shares**          3.84%             5.07%
      Trust Shares             4.06%             5.34%
------------------------------------------------------------

total return of 6.28% and 11.96%, respectively, for the same 11-month period.

This year saw high levels of volatility, particularly in Asian markets, where the Fund's exposure to Japanese and Hong
Kong equities were both down by more than 20%. This was countered by the portfolio's exposure to European countries like Germany, France and Italy, which were up over 20% in U.S. dollar currency. The Fund benefited from having over 50% of its equity exposure in U.S.
equities, which were up over 10%. The
Fund's exposure to U.S. Treasuries, which ranged from 25% to 35% of the portfolio, benefited as the yield on five- and 10-year Treasuries dropped over 150 basis points, increasing the price return on the bonds. Overall, the Fund's diversification across asset classes, industrial sectors and nations provided a good balance between investment return and risk management during a very volatile period of time for both global and domestic markets.

--------------------------------------------------------------------------------

      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
      INVESTMENT RETURN AND NET ASSET VALUE (NAV) WILL FLUCTUATE,
      SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH
      MORE OR LESS THAN THE ORIGINAL COST.
   * International investing may be subject to increased risk volatility.
  ** Class A Shares of this Fund were not in existence prior to 2/03/98. Class A Shares performance calculated for any period prior to 2/03/98 is based on the performance of Trust
      Shares since inception 11/01/97. The performance data for the period 11/01/97 through 2/03/98 was calculated by adjusting the performance of the Trust Shares to reflect the 12b-1 fee charged to Class A Shares. The total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since inception. In such instances, and without waiver of fees, total return would have been lower.
 *** The Salomon Smith Barney Primary World Index is generally representative of the international and domestic stock market and the Lehman Brothers U.S. Treasury Index is generally representative of the domestic Treasury market and cannot be invested in directly.
**** The Lipper Global Flexible Portfolio Funds Average is based on an arithmetic average of funds as reported by Lipper
      Analytical Services. Lipper is an independent mutual fund performance monitor whose results are based on total return, including reinvested dividends, and do not include a sales charge.

                            FUND PERFORMANCE REVIEW
                       EUREKA INVESTMENT GRADE BOND FUND
PORTFOLIO CO-MANAGERS

Harold B. Nachtrieb
Vice President
Sanwa Bank California

David S. Lampert
Vice President
Sanwa Bank California

FUND SUMMARY

With a goal of providing a
relatively high level of income,
while simultaneously preserving
shareholder capital, we use a
variety of disciplines to
evaluate the current interest
rate environment and credit
implications. The approach is
conservative, yet opportunistic.

Using fundamental valuation
measures, macroeconomic analysis
and other evaluative techniques,
we gauge the attractiveness of
different sectors and/or
individual securities of the
fixed-income market. Then, within
the constraints of our risk
management framework, we invest
in the most attractive sectors or
issues. The Fund's overall risk
characteristics -- duration,
sector allocation and yield
level -- are structured to
resemble those of a recognized,
broadly diversified domestic bond
index, such as the Lehman
Brothers Aggregate Bond Index.

For the 11-month period ending
September 30, 1998, the Fund
performed significantly better
than it's Lipper peer group
average, generating an aggregate
total return of 9.31% (Trust
Shares), compared to

GROWTH OF A $10,000 INVESTMENT

                                                                         LEHMAN BROTHERS
                                                                           AGGREGATE
                                    TRUST SHARES     CLASS A SHARES        BOND INDEX
1-NOV                             $    10,000        $   10,000         $    10,000

31-DEC                                 10,124            10,120              10,147

31-MAR                                 10,283            10,305              10,304

30-JUN                                 10,518            10,535              10,545

30-SEP                                 10,931            10,941              10,991

------------------------------------------------------------
                   AGGREGATE TOTAL RETURN
------------------------------------------------------------
                                            SINCE INCEPTION
     AS OF 9/30/98         YEAR-TO-DATE        (11/1/97)
------------------------------------------------------------

     Class A Shares*           8.11%             9.41%

      Trust Shares             7.98%             9.31%

------------------------------------------------------------

8.48% for the Lipper Intermediate Investment
Grade Debt Funds Average.*** The
Fund's benchmark, the Lehman Brothers
Aggregate Bond Index, generated a total
return of 9.91%, for the same 11-month
period.

The Fund performed well due to a combination of effective sub-sector allocation and, within those sub-sectors, a superior strategy for security selection while maintaining overall risk characteristics in line with it's objective and benchmark. The Fund's performance benefited from holding more government agency securities, while steering clear of the high coupon mortgages/CMO's that suffered excessive prepayments as interest rates fell. Within all sub-sectors, we successfully identified the best values among assorted securities with the same risk profiles, such as the selection of GNMA II securities over the comparable but more pricey GNMA I issues.
In the year to come, the Fund will
continue to look for value within
different sectors of the bond universe to capitalize on changing market conditions.

--------------------------------------------------------------------------------

      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
      INVESTMENT RETURN AND NET ASSET VALUE (NAV) WILL FLUCTUATE,
      SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH
      MORE OR LESS THAN THE ORIGINAL COST.
   * Class A Shares of this Fund were not in existence prior to 2/03/98. Class A Shares performance calculated for any period prior to 2/03/98 is based on the performance of Trust
      Shares since inception 11/01/97. The performance data for the period 11/01/97 through 2/03/98 was calculated by adjusting the performance of the Trust Shares to reflect the 12b-1 fee charged to Class A Shares. The total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since inception. In such instances, and without waiver of fees, total return would have been lower.
  ** The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the domestic bond market and cannot be invested in directly.
 *** The Lipper Intermediate Investment Grade Debt Funds Average is based on an arithmetic average of funds as reported by Lipper Analytical Services. Lipper is an independent mutual fund performance monitor whose results are based on total return, including reinvested dividends, and do not include a sales charge.

                            FUND PERFORMANCE REVIEW
                         EUREKA PRIME MONEY MARKET FUND
PORTFOLIO CO-MANAGERS

Donald R. Silva
Vice President
Sanwa Bank California

David S. Lampert
Vice President
Sanwa Bank California

FUND SUMMARY

Pursuing as high a level of current income as is consistent with the ability to maintain liquidity and stability of principal, the relatively low-risk, high-liquidity character of the Eureka Prime Money Market Fund makes it a useful primary investment vehicle for conservative, risk-adverse investors. For others, the Fund could serve as a temporary investment, complimenting a longer-term more diversified strategy.

Though similar in its objective to the U.S. Treasury Obligations Fund, the Prime Money Market Fund has a broader range of permissible investments.

In addition to securities backed by the full faith and credit of the U.S. government or selected U.S. government agencies, the Fund also may invest in certificates of deposit, banker's acceptances, commercial paper, repurchase agreements, reverse repurchase agreements, and other short-term corporate, state and municipal obligations of a specified quality.

The 7-day yield for the Prime Money Market Fund (Trust Shares), as of September 30, 1998, was 5.03%. This Fund performed well based on an extensive weighting with commercial paper issuers and repurchase agreements collateralized by U.S. government securities. This strategy is still applicable, and we anticipate the high-quality securities selected will provide a low-risk profile, as dictated by the Fund objective, while maintaining a competitive rate of return.

  ---------------------------------------------------------
                     CURRENT 7-DAY YIELD
  ---------------------------------------------------------
         AS OF 9/30/98                 7-DAY YIELD
  ---------------------------------------------------------
         Class A Shares                   4.78%
          Trust Shares                    5.03%
  ---------------------------------------------------------

--------------------------------------------------------------------------------
 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE WITH THE MARKET.
 An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

                            FUND PERFORMANCE REVIEW
                     EUREKA U.S. TREASURY OBLIGATIONS FUND
 PORTFOLIO CO-MANAGERS

 Donald R. Silva
 Vice President
 Sanwa Bank California

 David S. Lampert
 Vice President
 Sanwa Bank California

 FUND SUMMARY

 Seeking to provide current income consistent with maintaining liquidity and stability of principal, the U.S. Treasury Obligations Fund invests exclusively in short-term obligations issued or guaranteed by the U.S. Treasury, and in repurchase agreements fully collateralized by U.S. Treasury securities.

 The Fund is designed for investors who value stability, capital preservation and low risk above all other considerations. It should also prove useful to those who desire a temporary investment vehicle with a competitive return for funds awaiting more permanent investments in other areas.

 The U.S. Treasury Obligations Fund can be a versatile, efficient investment vehicle for both individual and institutional investors.

 The 7-day yield for the U.S. Treasury Obligations Fund (Trust Shares), as of September 30, 1998, was 4.85%. This Fund performed well due to a combination of successful security selection and an opportunistic responsiveness to changing market conditions. Among other factors, the Fund was well positioned to take advantage of the flight to quality triggered by this year's global volatility. Going forward, we anticipate continued strong performance from this Fund, despite an environment of continued low interest rates.

  ---------------------------------------------------------
                     CURRENT 7-DAY YIELD
  ---------------------------------------------------------
         AS OF 9/30/98                 7-DAY YIELD
  ---------------------------------------------------------
         Class A Shares                   4.60%
          Trust Shares                    4.85%
  ---------------------------------------------------------

--------------------------------------------------------------------------------
 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE WITH THE MARKET.
 An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
EQUITY FUND                                                   SEPTEMBER 30, 1998

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------

----------------------------------------------------
               COMMON STOCKS (99.0%)
AEROSPACE & MILITARY TECHNOLOGY (1.2%)
Allied Signal, Inc.             1,400   $     49,525
Boeing Co.                     16,696        572,882
Goodrich (B.F.) Co.            17,500        572,031
United Technologies Corp.      12,200        932,537
                                        ------------
                                           2,126,975
                                        ------------
AUTOMOTIVE (1.9%)
Chrysler Corp.                 17,900        856,963
Dana Corp.                      8,900        332,081
Ford Motor Co.                 32,800      1,539,549
General Motors Corp.            3,800        207,813
Goodyear Tire & Rubber
  Co.                           2,200        113,025
TRW, Inc.                       6,200        275,125
                                        ------------
                                           3,324,556
                                        ------------
BANKING (7.1%)
Ahmanson (H.F.) & Co.           4,500        249,750
Bankamerica Corp.              34,200      2,056,275
Charter One Financial,
  Inc.                          3,465         86,192
Chase Manhattan Corp.          51,296      2,218,552
Citicorp                       22,700      2,109,681
Comerica, Inc.                  4,100        224,731
First Chicago NBD Corp.         2,000        137,000
Fleet Financial Group,
  Inc.                         23,300      1,711,093
MBNA Corp.                     17,212        492,694
Nationsbank Corp.               3,800        203,300
Norwest Corp.                  17,000        608,813
Republic New York Corp.        11,800        466,100
Suntrust Banks, Inc.            8,600        533,200
Wells Fargo & Co.               2,900      1,029,500
                                        ------------
                                          12,126,881
                                        ------------
BEVERAGES & TOBACCO (4.2%)
Coca-Cola Co.                  40,100      2,310,763
Coca-Cola Enterprises          13,200        333,300
Coors (Adolph), Class B        12,300        565,031
Pepsico, Inc.                  20,400        600,525

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------
Philip Morris Companies,
  Inc.                         53,400   $  2,459,737
Seagram Company Ltd.           32,900        943,819
                                        ------------
                                           7,213,175
                                        ------------
BIOTECHNOLOGY (0.5%)
Monsanto Co.                    8,200        462,275
Pioneer Hi-Bred
  International, Inc.          16,500        433,125
                                        ------------
                                             895,400
                                        ------------
BROADCASTING/CABLE (2.1%)
Comcast Corp., Special
  Class A                      22,000      1,032,625
Media One Group, Inc.*         14,200        631,013
Tele-Communications TCI
  Group, Class A*              28,900      1,130,712
Viacom, Inc., Class B*         14,480        839,840
                                        ------------
                                           3,634,190
                                        ------------
BUILDING PRODUCTS (0.2%)
Owens Corning Co.               8,500        276,781
                                        ------------
CHEMICALS (1.3%)
Air Products & Chemical,
  Inc.                          3,300         98,175
Crompton & Knowles Corp.        3,100         45,144
Dow Chemical Co.               12,300      1,050,881
Du Pont (E.I.) De Nemours       9,200        516,350
Lyondell Chemical Co.           7,200        160,200
Praxair, Inc.                  10,400        339,950
Rohm & Haas Co.                 1,200         33,375
                                        ------------
                                           2,244,075
                                        ------------
COMMERCIAL SERVICES (0.3%)
Ogden Corp.                    14,300        406,657
Paychex, Inc.                     950         48,984
Robert Half
  International, Inc.*          1,350         58,303
                                        ------------
                                             513,944
                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                   SEPTEMBER 30, 1998

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------
COMPUTER HARDWARE (5.5%)
Cisco Systems, Inc.*           34,350   $  2,123,259
Compaq Computer Corp.           9,300        294,113
Dell Computer Corp.*           33,200      2,182,900
EMC Corp.*                     17,100        977,906
Gateway 2000, Inc.*            10,600        552,525
Hewlett-Packard Co.            22,500      1,191,094
IBM Corp.                      16,700      2,137,600
Seagate Technology, Inc.*       1,700         42,606
                                        ------------
                                           9,502,003
                                        ------------
COMPUTER SOFTWARE & PERIPHERALS (4.4%)
Automatic Data
  Processing, Inc.              9,500        710,125
Computer Associates
  International, Inc.          19,275        713,175
First Data Corp.               11,200        263,200
Microsoft, Inc.*               53,200      5,855,325
                                        ------------
                                           7,541,825
                                        ------------
CONSTRUCTION (0.5%)
Centex Corp.                    1,600         55,200
Kaufman & Broad Home
  Corp.                         2,800         65,625
Masco Corp.                    14,800        364,451
Pulte Corp.                     4,100        100,706
Vulcan Materials Co.            3,100        313,681
                                        ------------
                                             899,663
                                        ------------
CONSUMER GOODS & SERVICES (3.0%)
Avon Products, Inc.             4,800        134,700
Ball Corp.                      2,500         88,125
Black & Decker Corp.              100          4,163
Eastman Kodak Co.               7,400        572,112
Fortune Brands, Inc.           11,800        349,575
Fruit of the Loom, Inc.,
  Class A*                      6,700        100,919
Gillette Co.                   25,700        983,025
Hasbro, Inc.                    2,900         85,550
Mattel                         15,500        434,000
Maytag Corp.                    5,400        257,850
Proctor & Gamble Co.           31,000      2,199,062

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------
Springs Industries, Inc.,
  Class A                         400   $     13,900
Whirlpool Corp.                   200          9,400
                                        ------------
                                           5,232,381
                                        ------------
CONTAINERS & PACKAGING (0.2%)
Owens-Illinois, Inc.*          12,400        310,000
                                        ------------
ELECTRIC UTILITY (2.4%)
Cinergy Corp.                  30,100      1,151,325
DTE Energy Co.                  2,400        108,450
Entergy Corp.                  43,700      1,343,775
Florida Power & Light
  Group, Inc.                  10,000        696,875
PG&E Corp.                     19,700        629,169
Texas Utilities                 4,700        218,844
                                        ------------
                                           4,148,438
                                        ------------
ELECTRICAL & ELECTRONIC (3.1%)
General Electric Co.           47,400      3,771,262
Honeywell, Inc.                 9,300        595,781
Molex, Inc.                     5,800        168,200
Sensormatic Electronics
  Corp.*                       18,900        111,038
Tektronix, Inc.                15,800        244,900
Unicom Corp.                   10,800        403,650
                                        ------------
                                           5,294,831
                                        ------------
ENVIRONMENTAL SERVICES (0.2%)
Waste Management, Inc.          5,600        269,150
                                        ------------
FINANCIAL SERVICES (3.8%)
American Express Co.            4,500        349,313
Associates First Capital        8,491        554,037
Bear Stearns Companies,
  Inc.                          8,700        269,156
Capital One Financial
  Corp.                         2,800        289,800
Fannie Mae                     16,200      1,040,850
Franklin Resources, Inc.        8,500        255,000
Freddie Mac                    16,600        820,662
Household International,
  Inc.                          7,900        296,250
J.P. Morgan & Co.               3,000        253,875

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                   SEPTEMBER 30, 1998

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------
Lehman Brothers Holdings,
  Inc.                          4,900   $    138,425
Merrill Lynch & Co.            11,400        540,075
Morgan Stanley Dean
  Witter, Discover & Co.       11,325        487,683
Providian Financial Corp.       3,600        305,325
Washington Mutual, Inc.        27,330        922,388
                                        ------------
                                           6,522,839
                                        ------------
FOOD PRODUCTS & SERVICES (3.1%)
Archer Daniels Midland &
  Co.                          47,083        788,640
Bob Evans Farms                15,000        299,063
Campbell Soup Co.               3,900        195,731
Conagra, Inc.                   8,400        226,275
Dean Foods Co.                 10,400        457,599
Great Atlantic & Pacific
  Tea Co.                       3,900         94,575
Hershey Foods Corp.               200         13,688
IBP, Inc.                      13,300        269,325
International Multifoods
  Corp.                        23,700        389,568
Interstate Bakeries             9,900        306,900
Kroger Co.*                     3,200        160,000
McDonald's Corp.               12,100        722,219
Quaker Oates Co.                  400         23,600
Sara Lee, Inc.                 10,200        550,800
Supervalu, Inc.                10,600        247,113
Sysco Corp.                    15,700        369,931
Tyson Foods, Inc., Class A
                                9,100        180,863
                                        ------------
                                           5,295,890
                                        ------------
FUNERAL SERVICES (0.3%)
Services Corporation
  International                15,000        478,125
                                        ------------
HEALTH CARE (0.4%)
Healthsouth Corp.*              5,600         59,150
Tenet Healthcare Corp.*        13,800        396,750
United Healthcare Corp.         6,700        234,500
                                        ------------
                                             690,400
                                        ------------

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------
HOTELS & LODGING (0.2%)
Hilton Hotels Corp.             9,100   $    155,269
Marriott International,
  Class A                       7,500        179,062
                                        ------------
                                             334,331
                                        ------------
INDUSTRIAL GOODS & SERVICES (0.1%)
Kaydon Corp.                    4,200        110,513
                                        ------------
INSURANCE (5.5%)
Aetna, Inc.                     9,000        625,500
Allstate Corp.                 37,146      1,548,524
American International
  Group, Inc.                  23,812      1,833,523
Cigna Corp.                     6,000        396,750
Conseco, Inc.                  23,500        718,219
Hartford Financial
  Services                      6,100        289,369
Jefferson Pilot Corp.           2,300        139,150
Lincoln National Corp.            700         57,575
Loews Corp.                    11,300        953,438
Progressive Corp.               4,500        507,375
Sunamerica, Inc.               12,900        786,900
Travelers Group, Inc.          42,007      1,575,262
                                        ------------
                                           9,431,585
                                        ------------
MACHINERY & EQUIPMENT (1.4%)
Carlisle Companies, Inc.          100          3,894
Case Corp.                      2,100         45,675
Caterpillar, Inc.              23,500      1,047,218
Deere & Co.                     9,200        278,300
Halliburton Co.                12,700        362,744
Ingersoll-Rand Co.              2,900        110,019
Pentair, Inc.                  16,100        519,225
                                        ------------
                                           2,367,075
                                        ------------
MANUFACTURING (2.8%)
Crane Co.                       8,000        188,000
Crown Cork & Seal
  Company, Inc.                 4,200        112,350
Illinois Tool Works             1,700         92,650
Lancaster Colony Corp.          4,100        126,075
Mark IV Industries, Inc.       13,900        202,419
Tenneco, Inc.                  36,000      1,183,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                   SEPTEMBER 30, 1998

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------
Textron, Inc.                   9,500   $    575,938
Tyco International Ltd.        43,500      2,403,374
                                        ------------
                                           4,884,306
                                        ------------
MEDICAL EQUIPMENT & SUPPLIES (2.2%)
Baxter International,
  Inc.                          8,100        481,950
Becton Dickinson & Co.          4,200        172,725
Boston Scientic Corp.*          2,100        107,888
Guidant Corp.                  10,700        794,475
Johnson & Johnson              26,100      2,042,325
Omnicare, Inc.                  2,800         98,700
                                        ------------
                                           3,698,063
                                        ------------
METALS & MINING (0.5%)
Alcan Aluminum, Ltd.           17,100        400,781
Aluminum Company of
  America                         900         63,900
Barrick Gold Corp.              7,100        142,000
Cyprus Amax Minerals Co.       13,900        184,175
                                        ------------
                                             790,856
                                        ------------
OFFICE EQUIPMENT & SERVICES (0.6%)
Xerox Corp.                    11,900      1,008,525
                                        ------------
OIL & GAS (7.5%)
Amerada Hess Corp.              5,600        323,050
Amoco Corp.                    13,800        743,475
Baker Hughes, Inc.             17,700        370,594
Burlington Resources,
  Inc.                          2,200         82,225
Chevron Corp.                  15,100      1,269,344
Coastal Corp.                  37,600      1,269,000
Exxon Corp.                    57,800      4,056,837
Mobil Corp.                     5,500        417,656
Royal Dutch Petroleum, NY
  Shares                       16,000        762,000
Schlumberger Ltd.              11,200        563,500
Texaco, Inc.                   35,600      2,231,675
USX-Marathon Group             20,900        740,644
Williams Companies, Inc.        4,300        123,625
                                        ------------
                                          12,953,625
                                        ------------
PAPER PRODUCTS (0.6%)
Fort James Corp.               17,000        557,812

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------
Georgia Pacific Corp.           3,400   $    155,125
Mead Corp.                      9,700        285,544
Weyerhaeuser Co.                2,100         88,594
                                        ------------
                                           1,087,075
                                        ------------
PHARMACEUTICALS (10.2%)
Alza Corp.*                     1,500         65,063
American Home Products
  Corp.                         7,800        408,525
Bergen Brunswig Corp.,
  Class A                      15,800        798,888
Bristol-Myers Squibb Co.       20,100      2,087,887
Cardinal Health, Inc.           8,250        851,813
Eli Lilly & Co.                19,400      1,519,262
Forest Laboratories,
  Inc.*                         1,700         58,438
ICN Pharmaceuticals, Inc.      17,100        299,250
McKesson Corp.                 17,000      1,557,625
Merck & Company, Inc.          17,900      2,319,169
Mylan Laboratories             13,900        410,050
Pfizer, Inc.                   31,736      3,362,032
Schering-Plough Corp.          19,800      2,050,538
Warner-Lambert Co.             24,400      1,842,200
                                        ------------
                                          17,630,740
                                        ------------
PRINTING & PUBLISHING (0.7%)
Banta Corp.                     3,500         95,375
McGraw-Hill Companies,
  Inc.                          1,800        142,650
New York Times Co., Class
  A                            25,800        709,500
R.R. Donnelley & Sons Co.       6,800        239,275
                                        ------------
                                           1,186,800
                                        ------------
RESORTS & ENTERTAINMENT (0.5%)
Walt Disney Co.                36,000        911,250
                                        ------------
RETAIL (5.5%)
Dayton Hudson Corp.            33,800      1,208,350
Dollar General                 13,526        360,136
Federated Department
  Stores*                      20,000        727,500
GAP, Inc.                      11,300        596,075
Home Depot, Inc.               29,000      1,145,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                   SEPTEMBER 30, 1998

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------
J.C. Penney Company, Inc.       6,400   $    287,600
K Mart Corp.*                   9,500        113,406
Limited, Inc.                  21,200        465,075
Lowe's Cos                     19,600        623,525
Office Depot, Inc.*             6,500        145,844
Rite Aid Corp.                 32,000      1,136,000
Sears, Roebuck & Co.            7,200        318,150
Staples, Inc.*                 12,400        364,250
TJX Companies, Inc.            36,200        644,813
V.F. Corp.                      8,300        308,138
Wal-Mart Stores, Inc.          19,800      1,081,574
                                        ------------
                                           9,525,936
                                        ------------
STEEL (0.2%)
Carpenter Technology
  Corp.                           100          3,656
Nucor Corp.                     7,400        300,625
Precision Castparts Corp.         400         16,500
                                        ------------
                                             320,781
                                        ------------
TECHNOLOGY (3.7%)
Computer Sciences Corp.*          400         21,800
HBO & Co.                      21,200        612,150
Intel Corp.                    50,200      4,304,650
Rockwell International
  Corp.                         9,600        346,800
Sun Microsystems, Inc.*        12,800        637,600
Texas Instruments, Inc.         4,900        258,475
Unisys Corp.*                   7,000        159,250
                                        ------------
                                           6,340,725
                                        ------------
TELECOMMUNICATIONS (9.6%)
Airtouch Communications,
  Inc.*                        20,400      1,162,800
AT&T Corp.                     46,500      2,717,344

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------
Bell Atlantic Corp.            16,548   $    801,544
BellSouth Corp.                38,400      2,889,599
GTE Corp.                      21,100      1,160,500
Lucent Technologies, Inc.      31,744      2,192,320
MCI Worldcom, Inc.*            52,814      2,581,284
Nextel Communications,
  Inc., Class A*               23,700        478,444
Northern Telecom Ltd.          19,100        611,200
SBC Communications, Inc.          798         35,461
Sprint Corp.                   17,000      1,224,000
Telephone & Data Systems,
  Inc.                          7,100        247,613
Tellabs, Inc.*                  9,800        390,163
                                        ------------
                                          16,492,272
                                        ------------
TRANSPORTATION & SHIPPING (1.3%)
AMR Corp./Del*                  1,400         77,613
Burlington Northern
  Santa Fe                     26,400        844,799
Delta Air Lines, Inc.           3,400        330,650
FDX Corp.*                      6,300        284,288
J.B. Hunt Transportation
  Services, Inc.                7,300        105,850
Laidlaw, Inc.                  46,300        436,956
Southwest Airlines              8,425        168,500
                                        ------------
                                           2,248,656
                                        ------------
UTILITIES (0.2%)
Enron Corp.                     5,100        269,344
----------------------------------------------------
TOTAL COMMON STOCKS
  (COST $122,409,300)                   170,133,980
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                   SEPTEMBER 30, 1998

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------

----------------------------------------------------
             DAILY SWEEP VEHICLE (1.0%)

Bank of New York Cash
  Sweep                    $1,770,025   $  1,770,025
----------------------------------------------------
TOTAL DAILY SWEEP VEHICLE
  (COST $1,770,025)                       $1,770,025
----------------------------------------------------
TOTAL INVESTMENTS
  (COST $124,179,325) (a) -- 100.0%      171,904,005
----------------------------------------------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES 0.0%                            34,503
----------------------------------------------------
TOTAL NET ASSETS -- 100.0%              $171,938,508
----------------------------------------------------

---------------
Percentages indicated are based on net assets of $171,938,508.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $185,217. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation        $56,134,456
      Unrealized depreciation         (8,594,993)
                                     -----------
      Net unrealized appreciation    $47,539,463
                                     ===========

* Denotes non-income producing securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
GLOBAL ASSET ALLOCATION FUND                                  SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------

--------------------------------------------------
              COMMON STOCKS (66.1%)
AUSTRALIA (0.9%)
BANKING (0.4%)
Australia & New Zeland
  Banking Group Ltd.          8,100   $     43,257
Commonwealth Bank of
  Australia                   5,400         63,864
National Australia Bank
  Ltd.                        5,400         65,208
Westpac Banking Corp.         7,200         39,597
                                      ------------
                                           211,926
                                      ------------
BUILDING PRODUCTS (0.0%)
CSR Ltd.                      3,300          6,940
                                      ------------
CONSUMER GOODS & SERVICES (0.1%)
Brambles Industries
  Ltd.                        1,700         36,677
Coca Cola Amatil Ltd.         5,100         13,438
Mayne Nickless Ltd.           1,500          7,995
Woolworths Ltd.               7,000         24,128
                                      ------------
                                            82,238
                                      ------------
DIVERSIFIED (0.1%)
Broken Hill Proprietary
  Company Ltd.                7,100         50,796
Smith (Howard) Ltd.           1,000          5,271
                                      ------------
                                            56,067
                                      ------------
ENERGY (0.1%)
Australian Gas & Light
  Co.                         1,800         12,387
Santos Ltd.                   2,700          7,468
Woodside Petroleum Ltd.       8,600         44,923
                                      ------------
                                            64,778
                                      ------------
FINANCIAL SERVICES (0.1%)
Lend Lease Corporation
  Ltd.                        2,300         49,038
Westfield Holdings Ltd.       2,000          8,404
                                      ------------
                                            57,442
                                      ------------
INDUSTRIAL (0.0%)
Orica Ltd.                    2,300         11,170
Pacific Dunlop Ltd.          10,600         17,998
                                      ------------
                                            29,168
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
MEDIA (0.1%)
News Corporation Ltd.*        8,100   $     52,193
Publishing and
  Broadcasting                3,100         10,939
                                      ------------
                                            63,132
                                      ------------
METALS & MINING (0.0%)
Rio Tinto Ltd.                1,400         16,931
WMC Ltd.                      2,900          8,720
                                      ------------
                                            25,651
                                      ------------
RETAIL (0.0%)
Coles Myer Ltd.               3,000         12,793
                                      ------------
                                           610,135
                                      ------------
AUSTRIA (0.1%)
ENERGY (0.0%)
EVN-Energie Versorgung
  Niedr                         100         14,932
                                      ------------
ENGINEERING (0.0%)
VA Technologie, AG              110          9,972
                                      ------------
FINANCIAL SERVICES (0.1%)
Bank Austria, AG                210          9,000
Creditanstalt, AG               122          7,677
                                      ------------
                                            16,677
                                      ------------
                                            41,581
                                      ------------
BELGIUM (0.4%)
BANKING (0.1%)
Kredietbank, NV                 700         45,260
                                      ------------
DIVERSIFIED (0.0%)
Ste Generale de
  Belgique                      250         29,936
                                      ------------
ELECTRIC UTILITY (0.2%)
Electrabel, SA                   50         19,716
Tractebel                       375         60,887
                                      ------------
                                            80,603
                                      ------------
ENERGY (0.0%)
Petrofina, SA                    40         14,671
                                      ------------
INSURANCE (0.1%)
Fortis, AG                      200         49,289
Royale Belge*                    25          6,669
                                      ------------
                                            55,958
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                  SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
METALS & MINING (0.0%)
Union Miniere, SA               130   $      5,066
                                      ------------
PHARMACEUTICALS (0.0%)
UCB, SA                           3         15,317
                                      ------------
                                           246,811
                                      ------------
CANADA (1.2%)
AUTOMOTIVE (0.0%)
Canadian Tire Corp.,
  Class A                       300          6,732
Magna International,
  Inc., Class A                 200         11,650
                                      ------------
                                            18,382
                                      ------------
BANKING (0.3%)
Bank of Montreal                900         32,374
Bank of Nova Scotia           2,200         35,892
Canadian Imperial Bank
  of Commerce                 1,700         31,578
National Bank of Canada       2,200         32,288
Royal Bank of Canada            700         28,252
Toronto-Dominion Bank         1,100         29,369
                                      ------------
                                           189,753
                                      ------------
BEVERAGES & TOBACCO (0.0%)
Imasco Ltd.                     800         14,624
                                      ------------
CHEMICALS (0.0%)
Potash Corp. of
  Saskatchewan                  200         10,549
                                      ------------
DIVERSIFIED (0.1%)
Bombardier, Inc., Class A     3,400         36,868
Bombardier, Inc., Class B     2,800         30,821
Power Corp. of Canada         1,000         17,854
                                      ------------
                                            85,543
                                      ------------
FINANCIAL SERVICES (0.0%)
Newcourt Credit Group,
  Inc.                          800         20,966
Power Financial Corp.           400          7,404
                                      ------------
                                            28,370
                                      ------------
FOOD PRODUCTS & SERVICES (0.0%)
Weston (George) Ltd.            300          9,238
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
FOREST & PAPER PRODUCTS (0.0%)
Donohue, Inc., Class A          500   $      9,550
                                      ------------
FUNERAL SERVICES (0.0%)
Loewen Group, Inc.              400          5,831
                                      ------------
INSURANCE (0.1%)
Great West Lifeco, Inc.       2,800         38,067
                                      ------------
METALS & MINING (0.2%)
Alcan Aluminum Ltd.           1,400         33,114
Barrick Gold Corp.            2,400         48,118
Inco Ltd., Class VBN          2,100          8,462
Noranda, Inc.                 1,300         18,228
Rio Algom Ltd.                  600          7,430
                                      ------------
                                           115,352
                                      ------------
OIL & GAS (0.4%)
Canadian Natural
  Resources*                  2,600         42,587
Canadian Utilities
  Ltd., Class B                 700         19,378
Gaz Metropolitan &
  Company, LP                 2,900         33,252
Imperial Oil Ltd.             2,400         36,639
Petro-Canada                  2,800         35,132
Westcoast Energy, Inc.        1,500         28,256
                                      ------------
                                           195,244
                                      ------------
PHARMACEUTICALS (0.0%)
Biochem Pharma, Inc.*           400          7,325
Biovail Corporation
  International*                600         16,669
Clinichem Development,
  Inc.*                          10             49
                                      ------------
                                            24,043
                                      ------------
PRINTING & PUBLISHING (0.0%)
Southam, Inc.                   400          6,984
Thomson Corp.                   700         15,824
                                      ------------
                                            22,808
                                      ------------
REAL ESTATE (0.1%)
Trizec Hahn Corp.             2,100         39,214
                                      ------------
TELECOMMUNICATIONS (0.0%)
BCE, Inc.                     1,000         27,912
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                  SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
TRANSPORTATION & SHIPPING (0.0%)
Canadian National
  Railway Co.                   200   $      8,996
                                      ------------
                                           843,476
                                      ------------
DENMARK (0.2%)
BANKING (0.2%)
Den Danske Bank                 200         22,660
Unidanmark A/S, Class A         300         21,715
                                      ------------
                                            44,375
                                      ------------
COMMERCIAL SERVICES (0.0%)
Ratin A/S, Class B              140         24,343
Sophus Berendsen, Class B       140          5,419
                                      ------------
                                            29,762
                                      ------------
FOOD PRODUCTS & SERVICES (0.0%)
Danisco A/S                     136          9,202
                                      ------------
PHARMACEUTICALS (0.0%)
Novo-Nordisk A/S, Class B       156         18,779
                                      ------------
TELECOMMUNICATIONS (0.0%)
Tele Danmark A/S, Class B       230         22,837
                                      ------------
TRANSPORTATION & SHIPPING (0.0%)
D/S 1912, Class B                 5         32,651
                                      ------------
                                           157,606
                                      ------------
FINLAND (0.3%)
BANKING (0.0%)
Merita, PLC, Class A          3,000         15,269
                                      ------------
BASIC MATERIALS (0.0%)
Kemira, OYJ                     600          3,950
Metsa Serla, Class B          2,400         16,979
Outokumpu, OYJ                1,000          8,293
                                      ------------
                                            29,222
                                      ------------
DIVERSIFIED (0.0%)
Valmet, OYJ                   1,000         11,693
                                      ------------
PHARMACEUTICALS (0.0%)
Orion-Yhtyma, Class A           280          6,135
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
TELECOMMUNICATIONS (0.3%)
Nokia, OYJ, Class A             600   $     47,636
Nokia, OYJ, Class K           1,400        111,013
                                      ------------
                                           158,649
                                      ------------
                                           220,968
                                      ------------
FRANCE (2.0%)
AUTOMOTIVE (0.1%)
Michelin (CGDE), Class B        710         27,869
PSA Peugeot Citroen             100         17,057
                                      ------------
                                            44,926
                                      ------------
BANKING (0.2%)
Banque Nationale de
  Paris                         650         34,792
CCF -- Credit Commer
  France                        550         35,327
Dexia France                    250         31,535
Societe Generale, Class A       400         44,248
                                      ------------
                                           145,902
                                      ------------
BEVERAGES & TOBACCO (0.1%)
LVMH (Moet-Hennessy
  Louis Vuitton)                260         35,487
                                      ------------
CHEMICALS (0.1%)
L'Air Liquide                   450         71,296
                                      ------------
CONSUMER GOODS & SERVICES (0.2%)
Bic                             400         22,274
Christian Dior                  100          8,029
Vivendi                         327         65,111
L'oreal                         160         74,364
                                      ------------
                                           169,778
                                      ------------
FINANCIAL SERVICES (0.1%)
AXA                             400         36,612
Compagnie Bancaire, SA          100          8,029
Paribas                         600         32,329
                                      ------------
                                            76,970
                                      ------------
FOOD PRODUCTS & SERVICES (0.2%)
Carrefour Supermarche           150         95,035
Groupe Danone                   140         36,793
Promodes                         20         12,182
                                      ------------
                                           144,010
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                  SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
HOTELS & LODGING (0.1%)
Accor, SA                       200   $     41,928
                                      ------------
INDUSTRIAL GOODS & SERVICES (0.2%)
Compagnie de Saint-
  Gobain                        220         29,164
LaFarge                         500         44,248
LeGrand                         100         25,425
Schneider, SA (Ex Spie
  Batig)                        300         15,629
Suez Lyonnaise Des Eaux         582         99,063
                                      ------------
                                           213,529
                                      ------------
MEDIA (0.0%)
Canal Plus                       90         21,854
                                      ------------
OIL & GAS (0.3%)
Elf Aquitane                    900        110,959
Total, SA, Class B              701         88,300
                                      ------------
                                           199,259
                                      ------------
PHARMACEUTICALS (0.2%)
Rhone-Poulenca, Class A         850         35,639
Sanofi, SA                      350         51,456
Synthelabo                      200         36,861
                                      ------------
                                           123,956
                                      ------------
TECHNOLOGY (0.1%)
Alcatel Alsthom (CIE
  Gen El)                       550         48,869
Thompson
  Microelectronics*             200          9,278
                                      ------------
                                            58,147
                                      ------------
TELECOMMUNICATIONS (0.1%)
France Telecom, SA              650         38,445
                                      ------------
                                         1,385,487
                                      ------------
GERMANY (2.2%)
AUTOMOTIVE (0.3%)
Bayerische Motoren
  Werke*                         16         10,052
Bayerische Motoren
  Werke, AG                      80         51,455

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Daimler-Benz, AG                870   $     72,771
Volkswagen, AG                  900         65,695
                                      ------------
                                           199,973
                                      ------------
BANKING (0.4%)
Bayerische Vereinsbank,
  AG                          2,125        160,199
Deutsche Bank, AG             2,350        121,342
Dresdner Bank, AG               250          9,304
                                      ------------
                                           290,845
                                      ------------
CHEMICALS (0.3%)
BASF, AG                        700         26,511
Bayer, AG                     3,600        142,376
Hoechst, AG                     900         37,156
                                      ------------
                                           206,043
                                      ------------
COMPUTER SOFTWARE & PERIPHERALS (0.1%)
SAP, AG                         150         63,541
                                      ------------
ENERGY (0.0%)
RWE, AG                         650         30,160
                                      ------------
INDUSTRIAL GOODS & SERVICES (0.8%)
Mannesmann, AG                1,750        160,200
Siemens, AG                   1,650         91,121
Thyssen, AG                     235         40,058
Veba, AG                      2,150        111,915
Viag, AG                        100         68,687
                                      ------------
                                           471,981
                                      ------------
INSURANCE (0.2%)
Allianz, AG, Registered         180         55,787
Muenchener Rueckver,
  AG, Registered                180         79,373
                                      ------------
                                           135,160
                                      ------------
PHARMACEUTICALS (0.0%)
Schering, AG                    240         25,115
                                      ------------
RETAIL (0.0%)
Metro, AG                       100          6,958
                                      ------------
TELECOMMUNICATIONS (0.1%)
Deutsche Telekom, AG          1,600         49,684
                                      ------------
                                         1,479,460
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                  SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
HONG KONG (0.4%)
BANKING (0.0%)
Bank of East Asia*           10,000   $     14,132
                                      ------------
DIVERSIFIED (0.1%)
Hutchison Whampoa             4,000         21,062
Jardine Matheson
  Holdings Ltd.*              2,000          4,100
Swire Pacific Ltd.,
  Class A                     9,500         29,916
                                      ------------
                                            55,078
                                      ------------
ELECTRIC UTILITY (0.2%)
CLP Holdings, Ltd.            9,000         43,905
Hong Kong Electric
  Holdings                   14,000         48,151
                                      ------------
                                            92,056
                                      ------------
OIL & GAS (0.0%)
Hong Kong & China Gas        22,000         26,973
                                      ------------
REAL ESTATE (0.1%)
Cheung Kong                   6,000         27,799
China Resources
  Enterprises                10,000          9,099
Hang Lung Development
  Co.                        10,000          8,776
Henderson Land
  Development Company
  Ltd.                        2,000          6,840
New World Development         1,000          1,342
Sun Hung Kai Properties       7,000         24,798
                                      ------------
                                            78,654
                                      ------------
TELECOMMUNICATIONS (0.0%)
Hong Kong Telecom            17,400         34,245
                                      ------------
                                           301,138
                                      ------------
IRELAND (0.2%)
BANKING (0.1%)
Allied Irish Bank, PLC        1,505         22,042
Bank of Ireland               2,850         50,687
                                      ------------
                                            72,729
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
FOOD PRODUCTS & SERVICES (0.0%)
Kerry Group, PLC, Class A     1,642   $     19,141
                                      ------------
HEALTH CARE (0.1%)
Elan Corporation, PLC*          654         46,075
                                      ------------
MANUFACTURING (0.0%)
CRH, PLC                      1,000         11,074
                                      ------------
                                           149,019
                                      ------------
ITALY (1.1%)
AUTOMOTIVE (0.0%)
Fiat, SPA                    11,700         29,879
                                      ------------
BANKING (0.2%)
Credito Italiano, SPA         7,000         29,145
Istituto Banc San Paolo
  Tori                        3,000         37,671
Rolo Banca 1473, SPA          2,000         37,944
                                      ------------
                                           104,760
                                      ------------
CHEMICALS (0.0%)
Montedison, SPA              10,000          9,549
                                      ------------
ELECTRIC UTILITY (0.0%)
Edison, SPA                   3,000         22,803
                                      ------------
FINANCIAL SERVICES (0.1%)
Istituto Mobiliare
  Italiano                    3,000         39,578
                                      ------------
INSURANCE (0.3%)
Assicurazioni Generali        3,695        120,078
Istituto Nazionale
  Delle Assicur              15,000         38,125
Ras Savings, SPA, RNC         2,000         15,734
                                      ------------
                                           173,937
                                      ------------
OIL & GAS (0.1%)
Ente Nazional
  Indrocarburi, SPA          12,100         74,103
                                      ------------
TELECOMMUNICATIONS (0.4%)
Telecom Italia Mobile,
  SPA                         9,000         52,395

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                  SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Telecom Italia Mobile,
  SPA-RNC*                   13,000   $     41,774
Telecom Italia, SPA          21,555        148,378
Telecom Italia, SPA-
  RNC*                        4,000         19,111
                                      ------------
                                           261,658
                                      ------------
TEXTILE PRODUCTS (0.0%)
Benetton Group, SPA          10,000         15,069
                                      ------------
                                           731,336
                                      ------------
JAPAN (4.7%)
AUTOMOTIVE (0.6%)
Aisin Seiki Company
  Ltd.                        3,000         27,505
Autobacs Seven Company
  Ltd.                        1,000         26,668
Bridgestone Corp.             3,000         60,608
Denso Corp.                   3,000         43,748
Honda Motor Company
  Ltd.                        2,000         60,976
Mazda Motor Corp.*           13,000         47,274
Toyota Motor Corp.            9,000        201,661
                                      ------------
                                           468,440
                                      ------------
BANKING (0.6%)
77 Bank Ltd.                  2,000         16,324
Bank of
  Tokyo-Mitsubishi Ltd.      13,000         83,567
Chugoku Bank Ltd.             2,000         25,272
Dai-Ichi Kangyo Bank
  Ltd.                       12,000         50,338
Fuji Bank Ltd.                8,000         16,162
Gunma Bank                    1,000          6,685
Hachijuni Bank                4,000         32,383
Industrial Bank of
  Japan                       9,000         33,059
Mitsubishi Trust &
  Banking Co.                 3,000         10,579
Sakura Bank Ltd.              7,000         10,285
Shizuoka Bank                 6,000         55,098
Sumitomo Bank Ltd.            8,000         55,834
Sumitomo Trust &
  Banking                     6,000         11,460
Yamaguchi Bank Ltd.           2,000         18,219
                                      ------------
                                           425,265
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
BEVERAGES & TOBACCO (0.1%)
Japan Tobacco, Inc.               2   $     14,355
Kirin Brewery Company
  Ltd.                        4,000         32,089
                                      ------------
                                            46,444
                                      ------------
CHEMICALS (0.2%)
Hitachi Chemical              1,000          5,855
Mitsubishi Chemical
  Corp.                      19,000         36,571
Shin-Etsu Chemical Co.        2,000         31,810
Takeda Chemical
  Industries                  2,000         53,629
                                      ------------
                                           127,865
                                      ------------
CONSTRUCTION (0.1%)
Daiwa House Industry
  Company Ltd.                1,000          9,110
Matsushita Electric
  Works                       4,000         30,472
Nishimatsu Construction       3,000         13,378
Shimizu Corp.                 2,000          5,275
                                      ------------
                                            58,235
                                      ------------
CONSUMER GOODS & SERVICES (0.3%)
KAO Corp.                     3,000         48,046
Kuraray Company Ltd.          1,000          9,036
Matsushita Electric
  Industrial Co.              7,000         95,393
Nintendo Company Ltd.           200         18,866
Shiseido Company Ltd.         2,000         17,705
Sony Corp.                      200         13,944
Toto Ltd.                     1,000          5,510
                                      ------------
                                           208,500
                                      ------------
DISTRIBUTION (0.0%)
Nissho Iwai Corp.             5,000          3,232
                                      ------------
ELECTRIC UTILITY (0.3%)
Chubu Electric Power
  Company, Inc.               1,000         16,052
Hokkaido Electric Power       2,000         28,945
Hokuriku Electric Power       1,000         14,693
Kansai Electric Power         3,000         51,903
Kyushu Electric Power         1,000         16,272

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                  SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Tohoku Electric Power           300   $      4,452
Tokyo Electric Power
  Co.                         2,200         42,183
                                      ------------
                                           174,500
                                      ------------
ELECTRICAL & ELECTRONIC (0.4%)
Hitachi Ltd.                 11,000         48,487
Kyocera Corp.                 1,000         43,785
Minebea Company Ltd.          3,000         24,486
Murata Mfg. Company
  Ltd.                        1,000         33,867
NEC Corp.                     5,000         32,508
NGK Insulators Ltd.           1,000          9,514
Nippon Electric Glass
  Company Ltd.                1,000         10,498
Nitto Denko Corp.             1,000         11,754
Omron Corp.                   1,000          9,954
Sumitomo Electric
  Industries                  3,000         29,136
                                      ------------
                                           253,989
                                      ------------
FINANCIAL SERVICES (0.2%)
Acom Company Ltd.             1,000         53,923
Credit Saison Company
  Ltd.                        1,000         19,395
Nomura Securities
  Company Ltd.                6,000         43,197
Tokio Marine & Fire
  Insurance                   4,000         35,851
                                      ------------
                                           152,366
                                      ------------
FOOD PRODUCTS & SERVICES (0.1%)
Ajinomoto Company, Inc.       3,000         24,023
Nissin Food Products
  Company Ltd.                2,000         31,002
                                      ------------
                                            55,025
                                      ------------
INDUSTRIAL (0.2%)
Chudenko Corp.                1,000         19,395
Kajima Corp.                  2,000          4,849
Mitsubishi Heavy
  Industries Ltd.            16,000         54,892
Tostem Corp.                  3,000         40,993
                                      ------------
                                           120,129
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
MACHINERY & EQUIPMENT (0.1%)
Ebara Corp.                   2,000   $     13,268
Komori Corp.                  1,000         17,814
Mori Seiki Company Ltd.       1,000         10,212
Toyoda Automatic Loom
  Works, Ltd.                 1,000         15,428
                                      ------------
                                            56,722
                                      ------------
MANUFACTURING (0.2%)
Fuji Photo Film Co.           2,000         69,057
Nikon Corp.                   3,000         21,312
Onward Kashiyama
  Company Ltd.                2,000         24,640
                                      ------------
                                           115,009
                                      ------------
MEDIA (0.1%)
Tokyo Broadcasting
  System                      1,000          9,051
Toppan Printing Company
  Ltd.                        3,000         30,877
                                      ------------
                                            39,928
                                      ------------
METALS & MINING (0.0%)
Sumitomo Metal
  Industries                 30,000         28,210
                                      ------------
OFFICE EQUIPMENT & SERVICES (0.1%)
Canon, Inc.                   2,000         40,699
Dai Nippon Printing
  Company Ltd.                1,000         12,871
Ricoh Company Ltd.            3,000         27,770
                                      ------------
                                            81,340
                                      ------------
OIL & GAS (0.0%)
Arabian Oil Company
  Ltd.                        1,300         17,248
Tonen Corp.                   2,000          9,550
                                      ------------
                                            26,798
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                  SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
PHARMACEUTICALS (0.1%)
Ono Pharmaceutical
  Company Ltd.                1,000   $     24,096
Sankyo Company Ltd.           2,000         44,373
Yamanouchi
  Pharmaceutical
  Company Ltd.                1,000         21,599
                                      ------------
                                            90,068
                                      ------------
REAL ESTATE (0.1%)
Mitsubishi Estate
  Company Ltd.                4,000         26,241
Mitsui Fudosan Company
  Ltd.                        4,000         20,541
Sumitome Realty &
  Development                 6,000         11,020
                                      ------------
                                            57,802
                                      ------------
RETAIL (0.2%)
Daiei, Inc.                   2,000          4,555
Ito-Yokado Company Ltd.       1,000         47,752
Jusco Company Ltd.            2,000         27,990
Marui Company Ltd.            2,000         29,092
Mycal Corp.                   1,000          5,730
Takashimaya Company
  Ltd.                        1,000          6,399
UNY Company Ltd.              1,000         15,721
                                      ------------
                                           137,239
                                      ------------
TECHNOLOGY (0.2%)
Fujitsu Ltd.                  6,000         52,013
TDK Corp.                     1,000         68,322
Tokyo Electron Ltd.           1,000         24,464
                                      ------------
                                           144,799
                                      ------------
TELECOMMUNICATIONS (0.2%)
KDD                             300          9,367
Nippon Telegraph &
  Telephone Corp.                15        109,646
Nippon Television
  Network                       100         28,063
                                      ------------
                                           147,076
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
TRANSPORTATION & SHIPPING (0.2%)
All Nippon Airways
  Company Ltd.*               7,000   $     22,627
East Japan Railway Co.            6         29,974
Japan Airlines Company
  Ltd.*                       2,000          4,628
Kinki Nippon Railway
  Company Ltd.               10,000         43,417
Mitsubishi Logistics
  Corp.                       1,000          8,265
Nippon Express Company
  Ltd.                        3,000         13,003
Seibu Railway Company
  Ltd.                        1,000         30,782
                                      ------------
                                           152,696
                                      ------------
WHOLESALE & INTERNATIONAL TRADE (0.1%)
Mitsubishi Corp.              3,000         14,546
Mitsui & Company Ltd.         5,000         20,643
Sumitomo Corp.                2,000          8,008
                                      ------------
                                            43,197
                                      ------------
                                         3,214,874
                                      ------------
MALAYSIA (0.1%)
BANKING (0.1%)
Malayan Banking Berhad       14,400         14,931
Malayan Banking Berhad,
  Class A*                   14,400         14,627
                                      ------------
                                            29,558
                                      ------------
CONSUMER GOODS & SERVICES (0.0%)
Kuala Lumpur Kepong
  Berhad                      9,000         10,090
                                      ------------
DIVERSIFIED (0.0%)
Renong Berhad*                9,000          2,285
Sungei Way Holdings
  Berhad                      5,800          1,313
                                      ------------
                                             3,598
                                      ------------
ELECTRIC UTILITY (0.0%)
Tenaga Nasional Berhad        4,000          3,853
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                  SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
FINANCIAL SERVICES (0.0%)
Hong Leong Credit
  Berhad                      6,000   $      3,663
Innovest Berhad*              5,000            691
Sime Darby Berhad             8,700          5,815
                                      ------------
                                            10,169
                                      ------------
FOOD PRODUCTS & SERVICES (0.0%)
Nestle (Malaysia)
  Berhad                      1,000          3,579
                                      ------------
INDUSTRIAL (0.0%)
UMW Holdings Berhad           2,000          1,000
United Engineers
  (Malaysia)                  1,000            555
                                      ------------
                                             1,555
                                      ------------
INDUSTRIAL GOODS & SERVICES (0.0%)
Perusahaan Otomobil
  Nasional                    1,000            784
                                      ------------
OIL & GAS (0.0%)
Petronas Gas Berhad           2,000          3,395
                                      ------------
RESORTS & ENTERTAINMENT (0.0%)
Resorts World Berhad          4,000          3,579
                                      ------------
TELECOMMUNICATIONS (0.0%)
Telekom Malaysia              3,500          5,526
                                      ------------
                                            75,686
                                      ------------
NETHERLANDS (1.7%)
BANKING (0.3%)
ABN Amro Holding, NV          3,748         63,823
Ing Groep, NV                 2,504        112,775
                                      ------------
                                           176,598
                                      ------------
BREWERY (0.1%)
Heineken, NV                  1,800         86,893
                                      ------------
CHEMICALS (0.1%)
Akzo Nobel                    1,080         38,386
                                      ------------
CONSUMER GOODS & SERVICES (0.2%)
Koninklijke Ahold, NV         1,200         35,839
Polygram, NV                    100          5,687
Unilever, NV -- CVA           1,572         98,903
                                      ------------
                                           140,429
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
ELECTRICAL & ELECTRONIC (0.1%)
Philips Electronics           1,284   $     69,136
                                      ------------
INSURANCE (0.2%)
Aegon, NV                     1,388        109,931
Fortis Amev, NV                 510         28,624
                                      ------------
                                           138,555
                                      ------------
MEDIA (0.1%)
Elsevier                        554          8,229
Wolters Kluwer -- CVA           420         80,588
                                      ------------
                                            88,817
                                      ------------
OIL & GAS (0.6%)
Royal Dutch Petroleum         7,517        372,843
                                      ------------
TELECOMMUNICATIONS (0.0%)
Koninklijke KPN, NV             859         26,521
                                      ------------
TRANSPORTATION & SHIPPING (0.0%)
TNT Post Group, NV              859         21,873
                                      ------------
                                         1,160,051
                                      ------------
NEW ZEALAND (0.0%)
AEROSPACE & MILITARY TECHNOLOGY (0.0%)
Air New Zealand Ltd.,
  Class B                    10,000          7,908
                                      ------------
DIVERSIFIED (0.0%)
Brierley Investments
  Ltd.                       11,700          2,108
                                      ------------
FOREST & PAPER PRODUCTS (0.0%)
Fletcher Challenge
  Forests                    10,000          2,052
                                      ------------
TELECOMMUNICATIONS (0.0%)
Telecom Corp. of New
  Zealand                     5,000         19,144
                                      ------------
                                            31,212
                                      ------------
NORWAY (0.1%)
BANKING (0.0%)
Norske Bank, ASA              1,000          3,134
Sparebanken Nor-Cap,
  CTF                           100          1,696
                                      ------------
                                             4,830
                                      ------------
FOOD PRODUCTS & SERVICES (0.0%)
Orkla, ASA, Class A             600          8,187
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                  SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
INDUSTRIAL (0.1%)
Bergesen D Y ASA, Class A       500   $      7,093
Kvaerner, ASA                   100          1,270
Norsk Hydro, ASA                780         28,399
                                      ------------
                                            36,762
                                      ------------
INSURANCE (0.0%)
Storebrand, ASA*              1,000          6,890
                                      ------------
OIL & GAS (0.0%)
Smedvig, ASA, Class B         1,000          7,431
                                      ------------
                                            64,100
                                      ------------
SINGAPORE (0.1%)
BANKING (0.1%)
Development Bank of
  Singapore*                  2,750         11,100
United Overseas Bank --
  Foreign *                   1,000          2,920
                                      ------------
                                            14,020
                                      ------------
DIVERSIFIED (0.0%)
Singapore Technologies
  Industrial Corp.            2,000          1,959
                                      ------------
MANUFACTURING (0.0%)
Sembawang Corporation
  Ltd.                        6,000         10,008
                                      ------------
PRINTING & PUBLISHING (0.0%)
Singapore Press
  Holdings                    1,276         10,604
                                      ------------
REAL ESTATE (0.0%)
Centrepoint Properties       15,000          5,921
DBS Land                      3,000          2,083
                                      ------------
                                             8,004
                                      ------------
TELECOMMUNICATIONS (0.0%)
Singapore
  Telecommunications          5,000          8,369
                                      ------------
TRANSPORTATION & SHIPPING (0.0%)
Singapore Airlines Ltd.       2,000         10,981
                                      ------------
                                            63,945
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
SPAIN (0.7%)
BANKING (0.4%)
Banco Bilbao Vizcaya         11,631   $    124,443
Banco Central
  Hispanoamer, SA             4,200         38,877
Banco Popular Espanol           600         37,800
Banco Santander, SA           1,800         27,811
                                      ------------
                                           228,931
                                      ------------
ELECTRIC UTILITY (0.1%)
Endesa, SA                      500         11,262
Iberdrola, SA                 4,906         81,672
                                      ------------
                                            92,934
                                      ------------
OIL & GAS (0.1%)
Gas Natural SDG-E               200         14,148
Repsol, SA                    1,250         52,793
                                      ------------
                                            66,941
                                      ------------
TELECOMMUNICATIONS (0.1%)
Telefonica de Espana          2,466         89,916
                                      ------------
                                           478,722
                                      ------------
SWEDEN (0.8%)
AUTOMOTIVE (0.1%)
Volvo, AB, Class A              400          9,496
Volvo, AB, Class B            1,700         41,662
                                      ------------
                                            51,158
                                      ------------
BANKING (0.1%)
Svenska Handelsbanken,
  Class A                     1,300         48,784
Svenska Handelsbanken,
  Class B                       500         17,200
                                      ------------
                                            65,984
                                      ------------
BASIC MATERIALS (0.0%)
AGA, AB, Class A                700          9,114
Stora Kopparbergs
  Bergs, Class A              1,000          9,509
                                      ------------
                                            18,623
                                      ------------
CONSUMER GOODS & SERVICES (0.0%)
Electrolux, AB, Class B       1,300         17,091
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                  SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
ELECTRIC UTILITY (0.0%)
Sydkraft, AB, Class A           200   $      5,897
                                      ------------
FINANCIAL SERVICES (0.0%)
Investor, AB, Class A           200          7,697
Investor, AB, Class B           600         23,281
                                      ------------
                                            30,978
                                      ------------
INDUSTRIAL (0.0%)
ABB, AB, Class A                600          5,437
Skanska, AB, Class B            200          6,599
                                      ------------
                                            12,036
                                      ------------
INSURANCE (0.0%)
Skandia Forsakrings, AB       2,500         32,548
                                      ------------
MACHINERY & EQUIPMENT (0.1%)
Atlas Copco, AB, Class A      1,600         33,697
Sandvik, AB, Class A            850         17,739
Sandvik, AB, Class B            500         10,466
                                      ------------
                                            61,902
                                      ------------
MEDICAL EQUIPMENT & SUPPLIES (0.0%)
Gambro, AB, Class B           1,000          9,445
                                      ------------
PHARMACEUTICALS (0.2%)
Astra, AB, Class A            4,132         70,674
Astra, AB, Class B            2,200         36,224
                                      ------------
                                           106,898
                                      ------------
REAL ESTATE (0.0%)
Drott, AB, Class B*             200          1,634
Fastighets, AB, Balder*          50            542
                                      ------------
                                             2,176
                                      ------------
TELECOMMUNICATIONS (0.3%)
Ericsson, LM, Class B         6,000        113,345
                                      ------------
                                           528,081
                                      ------------
SWITZERLAND (2.1%)
BANKING (0.3%)
Credit Suisse Group,
  Registered                    880         97,261
Union Bank of
  Switzerland, AG,
  Registered                    588        114,685
                                      ------------
                                           211,946
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
FOOD PRODUCTS & SERVICES (0.5%)
Nestle, SA, Registered          160   $    318,310
                                      ------------
INSURANCE (0.2%)
Schw
  Rueckversicherungs,
  Registered                     50         99,147
Zurich Allied, AG                90         44,665
                                      ------------
                                           143,812
                                      ------------
MANUFACTURING (0.1%)
ABB, AG, Bearer                  55         55,822
                                      ------------
PHARMACEUTICALS (1.0%)
Novartis, AG, Bearer             40         64,176
Novartis, AG,
  Registered                    178        285,327
Roche Holding, AG,
  Bearer                          3         51,795
Roche Holding, AG,
  Genus                          27        290,614
                                      ------------
                                           691,912
                                      ------------
                                         1,421,802
                                      ------------
UNITED KINGDOM (8.0%)
AEROSPACE & MILITARY TECHNOLOGY (0.1%)
British Aerospace, PLC        6,000         36,070
                                      ------------
AUTOMOTIVE (0.1%)
GKN, PLC                      4,000         40,105
Lucas Varity, PLC            11,000         34,116
                                      ------------
                                            74,221
                                      ------------
BANKING (1.1%)
Abbey National, PLC           6,000        102,984
Bank of Scotland              4,000         38,271
Barclays, PLC                 6,230        101,426
Halifax, PLC                  7,000         89,813
HSBC Holdings, PLC            3,400         63,269
HSBC Holdings, PLC            7,000        128,283
Lloyds TSB Group, PLC        14,731        164,097
National Westminster
  Bank                        7,000         93,739
Royal Bank of Scotland
  Group                       2,000         22,942

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                  SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Schroders, PLC                  750   $     12,644
Schroders, PLC, Non
  Voting Shares               1,500         21,489
Standard Chartered, PLC       2,000         14,139
                                      ------------
                                           853,096
                                      ------------
BEVERAGES & TOBACCO (0.4%)
Allied Domecq, PLC            1,400          9,802
Bass, PLC                     3,791         45,451
British American
  Tobacco, PLC                7,374         55,107
Diageo, PLC                  14,552        137,251
Imperial Tobacco Group,
  PLC                         1,000         10,596
Scottish & Newcastle,
  PLC                         2,000         24,335
                                      ------------
                                           282,542
                                      ------------
BUILDING PRODUCTS (0.0%)
Wolseley, PLC                 1,000          5,064
                                      ------------
CHEMICALS (0.1%)
BOC Group, PLC                2,445         30,478
Imperial Chemical
  Industries, PLC             2,000         15,770
                                      ------------
                                            46,248
                                      ------------
CONSUMER GOODS & SERVICES (0.4%)
Boots Company, PLC            4,821         82,748
Coca Cola Beverages,
  PLC*                        5,100         12,082
Granada Group, PLC            4,000         51,050
Hays, PLC                     3,000         45,017
Rank Group, PLC              10,563         41,825
Reckitt & Coleman, PLC        2,750         40,915
Unilever, PLC                 4,000         33,988
                                      ------------
                                           307,625
                                      ------------
DIVERSIFIED (0.4%)
General Electric
  Company, PLC               10,070         74,014
Rentokil Initial, PLC         6,000         36,758
Siebe, PLC                   12,000         38,950
Smiths Industries, PLC        2,600         29,869

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Tompkins, PLC                 4,000   $     18,744
Williams, PLC                 8,030         47,728
                                      ------------
                                           246,063
                                      ------------
ELECTRIC UTILITY (0.3%)
National Power, PLC           5,000         46,011
Powergen, PLC                 3,000         44,584
Scottish Power, PLC           5,000         48,518
Southern Electric, PLC        4,630         51,852
                                      ------------
                                           190,965
                                      ------------
ENVIRONMENTAL SERVICES (0.1%)
Waste Management
  International, PLC*        14,000         80,178
                                      ------------
FINANCIAL SERVICES (0.0%)
Group, PLC                    1,000          8,556
                                      ------------
FOOD PRODUCTS & SERVICES (0.4%)
ASDA Group, PLC              14,000         40,803
Associated British
  Foods, PLC                  5,000         50,557
Cadbury Schweppes, PLC        5,853         75,445
Sainsbury (J), PLC            1,144         10,926
Tesco, PLC                   34,254         98,814
                                      ------------
                                           276,545
                                      ------------
HEALTH CARE (0.0%)
Nycomed Amersham, PLC         3,630         23,827
                                      ------------
INDUSTRIAL (0.1%)
BAA, PLC                      2,100         21,359
Blue Circle Industries,
  PLC                         4,000         18,557
Hanson, PLC                   4,937         31,421
                                      ------------
                                            71,337
                                      ------------
INSURANCE (0.7%)
Allied Zurich, PLC*           7,374         75,188
CGU, PLC                      8,044        123,850
Guardian Royal
  Exchange, PLC                 952          4,154
Legal & General Group,
  PLC                         4,000         43,845

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                  SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Norwich Union, PLC            6,000   $     46,547
Prudential Corporation,
  PLC                         8,000        115,899
Royal & Sun Alliance
  Insurance Group             5,000         43,122
                                      ------------
                                           452,605
                                      ------------
MEDIA (0.2%)
Pearson, PLC                  3,463         64,324
Reuters Group, PLC            4,855         41,005
United News & Media,
  PLC                         1,000          9,457
                                      ------------
                                           114,786
                                      ------------
METALS & MINING (0.0%)
Rio Tinto, PLC,
  Registered                  2,216         26,700
                                      ------------
MOVIES & ENTERTAINMENT (0.0%)
EMI Group, PLC                1,000          6,160
                                      ------------
OIL & GAS (0.8%)
British Petroleum
  Company, PLC               20,176        308,070
Burmah Castrol, PLC           2,000         28,210
Enterprise Oil, PLC           5,000         33,776
Lasmo, PLC                   11,000         30,751
Shell Transportation &
  Trading Company, PLC       25,173        152,400
                                      ------------
                                           553,207
                                      ------------
PHARMACEUTICALS (1.0%)
Glaxo Wellcome, PLC          12,851        379,126
Smithkline Beecham, PLC      14,708        162,591
Zeneca Group, PLC             4,000        141,050
                                      ------------
                                           682,767
                                      ------------
REAL ESTATE (0.1%)
Land Securities, PLC          4,282         66,583
                                      ------------
RESTAURANTS (0.1%)
Whitbread, PLC                3,700         47,284
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
RETAIL (0.4%)
Dixons Group, PLC             4,850   $     49,576
Great Universal Stores,
  PLC                         5,834         65,583
Kingfisher, PLC               6,000         55,927
Marks & Spencer, PLC          8,198         62,728
Next, PLC                     3,000         21,489
                                      ------------
                                           255,303
                                      ------------
TELECOMMUNICATIONS (0.8%)
British Telecom, PLC         24,966        333,690
Cable & Wireless
  Communications, PLC*        5,000         33,776
Cable & Wireless, PLC        10,000         98,141
Carlton Communications,
  PLC                         1,000          6,687
Vodafone Group, PLC           3,925         45,457
                                      ------------
                                           517,751
                                      ------------
TRANSPORTATION & SHIPPING (0.2%)
British Airways, PLC          3,500         21,472
Peninsular & Orient
  Steam Nav                   4,250         40,699
Railtrack Group, PLC          2,600         74,495
                                      ------------
                                           136,666
                                      ------------
UTILITIES (0.2%)
British Gas, PLC              8,911         61,899
United Utilities, PLC         4,000         64,611
                                      ------------
                                           126,510
                                      ------------
                                         5,488,659
                                      ------------
UNITED STATES (38.8%)
AEROSPACE & MILITARY TECHNOLOGY (0.7%)
Boeing Co.                    2,600         89,213
General Dynamics Corp.        1,000         50,188
Goodrich (B.F) Co.            4,000        130,750
United Technologies
  Corp.                       2,400        183,449
                                      ------------
                                           453,600
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                  SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
AUTOMOTIVE (0.9%)
Chrysler Corp.                1,900   $     90,963
Dana Corp.                    2,200         82,088
Ford Motor Co.                4,300        201,830
General Motors Corp.          2,200        120,313
Navistar International
  Corp.*                        400          9,050
TRW, Inc.                     1,800         79,875
                                      ------------
                                           584,119
                                      ------------
BANKING (3.4%)
Ahmanson (H.F.) & Co.           300         16,650
Banc One Corp.                  990         42,199
Bankamerica Corp.             5,600        336,699
Bankers Trust New York
  Corp.                       2,100        123,900
Chase Manhattan Corp.         5,700        246,525
Citicorp                      4,600        427,512
Comerica, Inc.                3,450        189,103
First Chicago NBD Corp.         200         13,700
First Union Corp.             2,000        102,375
Fleet Financial Group,
  Inc.                        2,600        190,938
MBNA Corp.                    2,400         68,700
Mellon Bank Corp.             3,100        170,694
Nations Bank                    200         10,700
Republic New York Corp.         300         11,850
Southtrust Corp.              1,700         59,394
State Street Corp.              100          5,456
Suntrust Banks, Inc.          2,800        173,600
Wells Fargo & Co.               400        142,000
                                      ------------
                                         2,331,995
                                      ------------
BEVERAGES & TOBACCO (1.7%)
Anheuser Busch                  400         21,600
Coca-Cola Co.                 5,400        311,175
Coca-Cola Enterprises         5,200        131,300
Coors (Adolph), Class B       2,000         91,875
Pepsico, Inc.                 5,200        153,075
Philip Morris
  Companies, Inc.             7,900        363,894

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Seagram Company Ltd.          1,300   $     37,294
Universal Corp., Va           2,200         78,650
                                      ------------
                                         1,188,863
                                      ------------
BIOTECHNOLOGY (0.1%)
Pioneer Hi-Bred
  International, Inc.         1,500         39,375
                                      ------------
BROADCASTING/CABLE (0.2%)
Comcast Corp., Special
  Class A                       400         18,775
Tele-Communications TCI
  Group., Class A*            2,500         97,813
                                      ------------
                                           116,588
                                      ------------
BUILDING PRODUCTS (0.0%)
Owens Corning Co.               300          9,769
                                      ------------
CHEMICALS (0.6%)
Air Products &
  Chemical, Inc.                200          5,950
Dow Chemical Co.              1,500        128,156
Du Pont (E.I.) De
  Nemours                     3,200        179,599
Praxair, Inc.                 1,400         45,763
Rohm & Haas Co.               1,800         50,063
                                      ------------
                                           409,531
                                      ------------
COMMERCIAL SERVICES (0.1%)
Cendant Corp.*                1,500         17,438
Equifax, Inc.                   800         28,550
Paychex, Inc.                   650         33,515
                                      ------------
                                            79,503
                                      ------------
COMPUTER HARDWARE (2.3%)
Cisco Systems, Inc.*          5,325        329,151
Compaq Computer Corp.         4,900        154,963
Dell Computer Corp.*          4,000        262,999
EMC Corp.*                    2,000        114,375
Gateway 2000, Inc.*           1,700         88,613
Hewlett-Packard Co.           3,700        195,869
IBM Corp.                     3,100        396,799
                                      ------------
                                         1,542,769
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                  SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
COMPUTER SOFTWARE & PERIPHERALS (1.9%)
Automatic Data
  Processing, Inc.            2,200   $    164,450
BMC Software, Inc.*           2,200        132,138
Computer Associates
  International, Inc.         2,650         98,050
First Data Corp.              3,500         82,250
Microsoft, Inc.*              6,600        726,412
Network Associates,
  Inc.*                         100          3,550
Oracle Corp.*                 2,600         75,725
                                      ------------
                                         1,282,575
                                      ------------
CONSTRUCTION (0.2%)
Kaufman & Broad Home
  Corp.                       1,500         35,156
Masco Corp.                   1,600         39,400
Vulcan Materials Co.            700         70,832
                                      ------------
                                           145,388
                                      ------------
CONSUMER GOODS & SERVICES (1.5%)
Avon Products, Inc.           1,800         50,513
Black & Decker Corp.          1,700         70,763
Colgate Palmolive Co.           600         41,100
Eastman Kodak Co.             1,100         85,043
Enesco Group, Inc.              700         17,369
Fortune Brands, Inc.          2,800         82,950
Fruit Of the Loom,
  Inc., Class A*                600          9,038
Gillette Co.                  3,000        114,749
Hasbro, Inc.                  2,100         61,950
Interpublic Group
  Companies, Inc.               600         32,363
Kimberly-Clark Corp.            900         36,450
Liz Claiborne, Inc.             500         13,094
Mattel                        1,600         44,800
Maytag Corp.                    700         33,425
Procter & Gamble Co.          4,200        297,937
Robert Half
  International, Inc.*          300         12,956
                                      ------------
                                         1,004,500
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
CONTAINERS & PACKAGING (0.1%)
Ball Corp.                    1,000   $     35,250
Owens-Illinois, Inc.*         2,000         50,000
                                      ------------
                                            85,250
                                      ------------
ELECTRIC UTILITY (1.2%)
Cinergy Corp.                   300         11,475
DTE Energy Co.                2,400        108,450
Entergy Corp.                 8,400        258,299
Florida Power & Light
  Group, Inc.                 2,600        181,188
PECO Energy Co.               1,100         40,219
PG&E Corp.                    6,000        191,625
                                      ------------
                                           791,256
                                      ------------
ELECTRICAL & ELECTRONIC (1.4%)
Emerson Electric Co.            500         31,125
Firstenergy Corp.             1,700         52,806
General Electric Co.          7,100        564,893
Honeywell, Inc.               2,300        147,344
Houston Industries,
  Inc.                          700         21,788
Johnson Controls, Inc.        2,100         97,650
Pacificorp                    2,200         42,213
Sci Systems, Inc.*              500         13,469
                                      ------------
                                           971,288
                                      ------------
ENVIRONMENTAL SERVICES (0.2%)
Waste Management, Inc.        2,200        105,738
                                      ------------
FINANCIAL SERVICES (1.4%)
American Express Co.          1,200         93,150
Associates First
  Capital, Class A            1,441         94,025
Bear Stearns Companies,
  Inc.                          500         15,469
Capital One Financial
  Corp.                         300         31,050
Fannie Mae                    3,200        205,600
Freddie Mac                   3,100        153,256
Golden West Financial
  Corp.                         100          8,181
Household
  International, Inc.         1,100         41,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                  SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
J.P. Morgan                     100   $      8,463
Merrill Lynch & Co.             800         37,900
Morgan Stanley Dean
  Witter, Discover &
  Co.                         4,000        172,250
Washington Mutual, Inc.       2,550         86,063
                                      ------------
                                           946,657
                                      ------------
FOOD PRODUCTS & SERVICES (1.2%)
American Stores Co.           2,900         93,344
Archer Daniels Midland
  & Co.                       7,665        128,388
Bob Evans Farms               2,600         51,838
Campbell Soup Co.               300         15,056
Conagra, Inc.                 2,400         64,650
Cracker Barrel Old
  Country Store               1,000         22,750
Dean Foods Co.                2,100         92,400
International
  Multifoods Corp.              700         11,506
Interstate Bakeries           2,800         86,800
Kroger Co.*                     800         40,000
McDonald's Corp.              1,600         95,500
Sara Lee, Inc.                1,100         59,400
Supervalu, Inc.               1,200         27,975
Sysco Corp.                   2,200         51,838
                                      ------------
                                           841,445
                                      ------------
FUNERAL SERVICES (0.1%)
Services Corporation
  International               2,200         70,125
                                      ------------
HEALTH CARE (0.2%)
Columbia/HCA Healthcare
  Corp.                         800         16,050
Healthsouth Corp.*            2,200         23,238
Humana, Inc.*                 1,700         27,838
Tenet Healthcare Corp.*         400         11,500
United Healthcare Corp.       1,400         48,999
                                      ------------
                                           127,625
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
HOTELS & LODGING (0.1%)
Hilton Hotels Corp.           1,300   $     22,181
Marriott International,
  Class A                     1,800         42,975
                                      ------------
                                            65,156
                                      ------------
INDUSTRIAL GOODS & SERVICES (0.0%)
Kaydon Corp.                    500         13,156
                                      ------------
INSURANCE (2.1%)
Aetna, Inc.                     900         62,550
Allstate Corp.                5,400        225,113
American International
  Group, Inc.                 2,700        207,900
Aon Corp.                     1,000         64,500
Cigna Corp.                     600         39,675
Conseco, Inc.                   500         15,281
Hartford Financial
  Services                    1,600         75,900
Jefferson Pilot Corp.         1,200         72,600
Loews Corp.                     800         67,500
MBIA, Inc.                      300         16,106
MGIC Investment Corp.         1,000         36,875
Progressive Corp.             1,100        124,025
St. Paul Cos                  1,200         39,000
Sunamerica, Inc.                800         48,800
Transamerica Corp.            1,100        116,600
Travelers Group, Inc.         5,850        219,375
                                      ------------
                                         1,431,800
                                      ------------
MACHINERY & EQUIPMENT (0.4%)
Caterpillar, Inc.             1,800         80,212
Deere & Co.                     800         24,200
Dover Corp.                   2,500         77,188
Halliburton Co.               2,700         77,119
Ingersoll-Rand Co.              900         34,144
                                      ------------
                                           292,863
                                      ------------
MANUFACTURING (1.2%)
Brunswick Corp.               2,100         27,169
Cooper Industries, Inc.         700         28,525
Corning, Inc.                   600         17,663
Hon Industries                  800         18,900
Illinois Tool Works             600         32,700

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                  SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Mark IV Industries,
  Inc.                        5,000   $     72,813
Parker Hannifin Corp.           200          5,938
Pentair, Inc.                   600         19,350
Raychem Corp.                   500         12,188
Raytheon Co., Class B           100          5,394
Tenneco, Inc.                 4,600        151,224
Textron, Inc.                 2,500        151,562
Tyco International Ltd.       4,800        265,199
                                      ------------
                                           808,625
                                      ------------
MEDIA (0.1%)
Media One Group, Inc.*        2,300        102,206
                                      ------------
MEDICAL EQUIPMENT & SUPPLIES (1.1%)
Amgen, Inc.*                  1,100         83,119
Baxter International,
  Inc.                          900         53,550
Becton Dickinson & Co.        2,000         82,250
Boston Scientic Corp.*          600         30,825
Guidant Corp.                 2,000        148,500
Johnson & Johnson             4,800        375,600
                                      ------------
                                           773,844
                                      ------------
METALS & MINING (0.1%)
Aluminum Company of
  America                       700         49,700
Asarco, Inc.                  1,000         19,125
                                      ------------
                                            68,825
                                      ------------
OFFICE EQUIPMENT & SERVICES (0.2%)
Xerox Corp.                   1,900        161,025
                                      ------------
OIL & GAS (2.8%)
Amoco Corp.                   4,500        242,437
Ashland Inc.                    600         27,750
Baker Hughes, Inc.            2,200         46,063
Chevron Corp.                 1,300        109,281
Coastal Corp.                 3,400        114,750
Consolidated Natural
  Gas Co.                       200         10,900
Exxon Corp.                   7,800        547,462

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Mobil Corp.                   4,400   $    334,124
Royal Dutch Petroleum,
  NY Shares                   1,900         90,488
Schlumberger Ltd.             1,700         85,531
Texaco, Inc.                  2,400        150,450
USX-Marathon Group            5,000        177,188
                                      ------------
                                         1,936,424
                                      ------------
PAPER PRODUCTS (0.4%)
Fort James Corp.              4,100        134,530
Georgia Pacific Corp.           600         27,375
International Paper Co.       1,300         60,613
Mead Corp.                    1,000         29,438
Weyerhaeuser Co.                500         21,094
                                      ------------
                                           273,050
                                      ------------
PHARMACEUTICALS (4.4%)
Abbott Laboratories             500         21,719
Alza Corp.*                     300         13,013
American Home Products
  Corp.                       2,500        130,938
Bergen Brunswig Corp.,
  Class A                     3,200        161,800
Bristol-Myers Squibb
  Co.                         2,400        249,300
Cardinal Health, Inc.         2,000        206,500
Eli Lilly & Co.               2,800        219,275
ICN Pharmaceuticals,
  Inc.                        1,700         29,750
McKesson Corp.                3,000        274,875
Merck & Company, Inc.         4,300        557,118
Mylan Laboratories            3,900        115,050
Pfizer, Inc.                  4,800        508,499
Schering-Plough Corp.         1,900        196,769
Warner-Lambert Co.            4,800        362,399
                                      ------------
                                         3,047,005
                                      ------------
PRINTING & PUBLISHING (0.5%)
New York Times Co.,
  Class A                     2,700         74,250
R.R. Donnelley Co.            3,800        133,713
Viacom, Inc., Class B*        2,800        162,400
                                      ------------
                                           370,363
                                      ------------
RESORTS & ENTERTAINMENT (0.2%)
Walt Disney Co.               6,600        167,063
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                  SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
RETAIL (2.0%)
Dayton Hudson Corp.           4,200   $    150,150
Dollar General                2,250         59,906
Federated Department
  Stores*                     1,600         58,200
GAP, Inc.                     2,250        118,688
Home Depot, Inc.              6,100        240,949
J.C. Penney Company,
  Inc.                          200          8,988
K Mart Corp.*                 5,800         69,238
Limited, Inc.                 3,000         65,813
Lowe's Cos                    1,600         50,900
Office Depot, Inc.*           1,600         35,900
Rite Aid Corp.                4,300        152,650
Sears, Roebuck & Co.          1,700         75,119
Staples*                      1,800         52,875
TJX Companies, Inc.           1,400         24,938
V.F. Corp.                      600         22,275
Wal-Mart Stores, Inc.         3,800        207,574
                                      ------------
                                         1,394,163
                                      ------------
STEEL (0.0%)
Bethlehem Steel Corp.*        3,600         29,700
                                      ------------
TECHNOLOGY (1.5%)
HBO & Co.                     2,000         57,750
Intel Corp.                   6,600        565,950
Motorola, Inc.                3,200        136,600
Rockwell International
  Corp.                         600         21,675
Sun Microsystems, Inc.*       1,700         84,681
Tektronix, Inc.               2,600         40,300
Texas Instruments, Inc.       1,700         89,675
                                      ------------
                                           996,631
                                      ------------
TELECOMMUNICATIONS (1.9%)
Airtouch
  Communications, Inc.*       1,400         79,800
AT&T Corp.                    2,700        157,781
BellSouth Corp.               3,500        263,375
Lucent Technologies,
  Inc.                        5,200        359,124
MCI Worldcom, Inc.*           4,700        229,713
Nextel Communications,
  Inc., Class A*                800         16,150

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Northern Telecom Ltd.         1,300   $     41,600
Tellabs, Inc.*                3,800        151,288
                                      ------------
                                         1,298,831
                                      ------------
TIRE & RUBBER (0.0%)
Goodyear Tire & Rubber
  Co.                           200         10,275
                                      ------------
TRANSPORTATION & SHIPPING (0.3%)
Burlington Northern
  Santa Fe                    2,700         86,399
CSX Corp.                     1,100         46,269
FDX Corp.*                      700         31,588
Laidlaw, Inc.                 1,000          9,438
Southwest Airlines            2,100         42,000
                                      ------------
                                           215,694
                                      ------------
UTILITIES (0.1%)
Enron Corp.                   1,200         63,375
                                      ------------
                                        26,648,033
--------------------------------------------------
TOTAL COMMON STOCKS
  (COST $45,780,182)                    45,342,182
--------------------------------------------------

--------------------------------------------------
             PREFERRED STOCKS (0.2%)
GERMANY (0.2%)
COMPUTER SOFTWARE & PERIPHERALS (0.2%)
SAP, AG                         190         90,149
                                      ------------
RETAIL (0.0%)
Metro, AG                       240          9,908
                                      ------------
                                           100,057
                                      ------------
NETHERLANDS (0.0%)
BANKING (0.0%)
ABN Amro Holding              6,000         17,665
--------------------------------------------------
TOTAL PREFERRED STOCKS
  (COST $68,577)                           117,722
--------------------------------------------------

--------------------------------------------------
         RIGHTS-FOREIGN SECURITIES (0.0%)
NETHERLANDS (0.0%)
BANKING (0.0%)
Ing Groep, NV                 2,504          1,727
                                      ------------
TELECOMMUNICATIONS (0.0%)
Koninklijke Ahold, NV         1,200            356
                                      ------------
                                             2,083
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                  SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
NORWAY (0.0%)
BANKING (0.0%)
Sparebanken Nor-Cap,
  CTF @ 100                     100   $        277
--------------------------------------------------
TOTAL RIGHTS-FOREIGN SECURITIES
  (COST $0)                                  2,360
--------------------------------------------------

--------------------------------------------------
        WARRANTS-FOREIGN SECURITIES (0.0%)
HONG KONG (0.0%)
OIL & GAS (0.0%)
Hong Kong & China Gas @
  13.50                       1,000             45
                                      ------------
UNITED KINGDOM (0.0%)
ELECTRICAL & ELECTRONIC (0.0%)
General Electric @ 5.67         201            436
--------------------------------------------------
TOTAL WARRANTS-FOREIGN SECURITIES
  (COST $0)                                    481
--------------------------------------------------

--------------------------------------------------
            U.S. TREASURY BONDS (5.1%)
UNITED STATES (5.1%)
U.S. TREASURY BONDS
  (5.1%)
U.S. Treasury Bond,
  8.50%, 02/15/20        $1,180,000      1,679,942
U.S. Treasury Bond,
  6.00%, 02/15/26         1,650,000      1,843,001
                                      ------------
                                         3,522,943
--------------------------------------------------
TOTAL U.S. TREASURY BONDS
  (COST $3,210,507)                      3,522,943
--------------------------------------------------
--------------------------------------------------
           U.S. TREASURY NOTES (25.5%)
UNITED STATES (25.5%)
U.S. TREASURY NOTES (25.5%)
U.S. Treasury Note,
  8.50%, 02/15/00           950,000      1,000,198
U.S. Treasury Note,
  5.88%, 09/30/02         8,940,000      9,426,246
U.S. Treasury Note,
  6.63%, 05/15/07         1,800,000      2,070,990

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
U.S. Treasury Note,
  6.13%, 08/15/07        $4,435,000   $  4,961,213
                                      ------------
                                        17,458,647
--------------------------------------------------
TOTAL U.S. TREASURY NOTES
  (COST $16,303,659)                    17,458,647
--------------------------------------------------

--------------------------------------------------
            DAILY SWEEP VEHICLE (2.6%)
United States (2.6%)
Bank of New York Cash
  Sweep                   1,799,460      1,799,460
--------------------------------------------------
TOTAL DAILY SWEEP VEHICLE
  (COST $1,799,460)                      1,799,460
--------------------------------------------------
TOTAL INVESTMENTS
  (COST $67,162,385) (A)  -- 99.5%      68,243,795
--------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES 0.5% 323,474
--------------------------------------------------
TOTAL NET ASSETS -- 100.0%             $68,567,269
--------------------------------------------------

---------------

Percentages indicated are based on net assets of $68,567,269.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $97,015. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation  $  7,657,906
  Unrealized depreciation    (6,673,511)
                           ------------
  Net unrealized
    appreciation           $    984,395
                           ============

* Denotes non-income producing securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
INVESTMENT GRADE BOND FUND                                    SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------

--------------------------------------------------
             CORPORATE BONDS (21.2%)
BANKING (2.5%)
Chase Manhattan Corp.,
  10.13%, 11/01/00       $1,000,000   $  1,095,000
Interamerican
  Development Bank,
  8.40%, 09/01/09           100,000        127,125
MBNA American Bank,
  6.92%, 05/30/00           550,000        565,125
Mellon Bank, 7.63%,
  09/15/07                  100,000        113,750
Union Planters, 6.25%,
  11/01/03                1,100,000      1,141,250
Wells Fargo & Co.,
  7.13%, 08/15/06           500,000        553,750
                                      ------------
                                         3,596,000
                                      ------------
BEVERAGES & TOBACCO (1.9%)
Anheuser Busch Cos.,
  8.75%, 12/01/99         1,000,000      1,038,750
Pepsico, Inc., 7.63%,
  11/01/98                  500,000        500,637
Seagram Co. Ltd.,
  8.35%, 11/15/06         1,000,000      1,173,750
                                      ------------
                                         2,713,137
                                      ------------
COMPUTER HARDWARE (0.6%)
IBM Corp., 7.00%,
  10/30/25                  800,000        892,000
                                      ------------
CONSUMER GOODS & SERVICES (0.0%)
Maytag Corp., 8.88%,
  07/15/99                   27,000         27,743
                                      ------------
ELECTRIC UTILITY (0.7%)
Consolidated Edison,
  6.63%, 02/01/02           500,000        525,625
Philadelphia Electric,
  6.63%, 03/01/03           500,000        530,625
                                      ------------
                                         1,056,250
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
FINANCIAL SERVICES (6.8%)
Associates Corp. N.A.,
  6.63%, 06/15/05        $2,000,000   $  2,152,499
Ford Motor Credit
  Corp., 7.75%,
  03/15/05                  500,000        560,625
Green Tree, 10.25%,
  06/01/02                   16,000         18,300
Nationsbank Corp.,
  8.57%, 11/15/24         1,000,000      1,240,000
Regions Financial
  Corp., 7.75%, 9/15/24   2,495,000      3,096,918
Sunamerica, Inc.,
  6.59%, 07/14/03           150,000        159,563
Sunamerica, Inc.,
  8.13%, 04/28/23            75,000         89,625
Texaco Capital, 8.50%,
  02/15/03                1,300,000      1,478,750
Travelers Group, 6.25%,
  12/01/05                1,200,000      1,261,500
                                      ------------
                                        10,057,780
                                      ------------
HOTELS & LODGING (0.4%)
Hilton Hotels, 7.70%,
  07/15/02                  500,000        515,000
                                      ------------
INDUSTRIAL GOODS & SERVICES (3.1%)
Bowater, Inc., 9.00%,
  08/01/09                  500,000        642,500
Brunswick Corp., 7.38%,
  09/01/23                1,000,000      1,116,250
Harsco Corp., 6.00%,
  09/15/03                  500,000        519,375
Loral Corp., 7.63%,
  06/15/25                  500,000        584,375
Lowes Companies, Inc.,
  7.11%, 05/15/37         1,000,000      1,157,500
Tenneco, Inc., 6.70%,
  12/15/05                  500,000        513,125
                                      ------------
                                         4,533,125
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                    SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
OIL & GAS (2.8%)
Ashland Oil, Inc.,
  9.20%, 04/24/06        $  500,000   $    600,000
Columbia Gas Systems,
  6.80%, 11/28/05           500,000        540,000
Piedmont Natural Gas,
  7.40%, 10/03/25         1,700,000      1,863,625
Union Texas Petroleum,
  8.38%, 03/15/05         1,000,000      1,152,500
                                      ------------
                                         4,156,125
                                      ------------
PHARMACEUTICALS (0.4%)
Eli Lilly, 8.38%,
  12/01/06                  500,000        607,500
                                      ------------
RETAIL (0.4%)
Limited, Inc., 7.80%,
  05/15/02                  500,000        536,875
Wal-Mart Stores, 6.75%,
  05/15/02                    2,000          2,123
                                      ------------
                                           538,998
                                      ------------
TELECOMMUNICATIONS (1.3%)
Airtouch
  Communications,
  7.00%, 10/01/03           665,000        718,200
Bellsouth
  Telecommunications,
  6.50%, 02/01/00           150,000        152,625
Bellsouth
  Telecommunications,
  7.00%, 10/01/25           500,000        560,625
Bellsouth
  Telecommunications,
  5.85%, 11/15/45           500,000        509,375
                                      ------------
                                         1,940,825
                                      ------------
TRANSPORTATION & SHIPPING (0.3%)
Norfolk Western
  Railroad, 8.13%,
  11/15/03                  250,000        284,688
Union Tank Car, 11.80%,
  05/15/00                   89,000         96,676
                                      ------------
                                           381,364
--------------------------------------------------
TOTAL CORPORATE BONDS
  (COST $29,216,738)                    31,015,847
--------------------------------------------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------

--------------------------------------------------
                  FOREIGN (3.9%)

FOREIGN GOVERNMENTS (3.9%)
Canadian Global Bond,
  6.50%, 05/30/00        $  750,000   $    770,625
Canadian Global Bond,
  6.38%, 07/21/05         1,000,000      1,082,499
China, 6.63%, 01/15/03      500,000        498,125
Province of Ontario,
  7.00%, 08/04/05         1,500,000      1,650,000
State of Israel, 6.38%,
  12/15/05                  495,000        503,044
Thailand Kingdom,
  8.25%, 03/15/02         1,306,000      1,186,828
--------------------------------------------------
TOTAL FOREIGN
  (COST $5,633,019)                      5,691,121
--------------------------------------------------

--------------------------------------------------
        MORTGAGE BACKED SECURITIES (27.8%)

FANNIE MAE (3.8%)
Fannie Mae #251140,
  7.00%, 08/01/27           455,117        467,236
Fannie Mae #303585,
  7.00%, 10/01/25           570,975        585,928
Fannie Mae #313644,
  7.00%, 08/01/27           216,519        222,261
Fannie Mae #344263,
  7.00%, 05/01/26           272,697        279,861
Fannie Mae #364630,
  7.00%, 12/01/26           937,023        962,023
Fannie Mae #369427,
  7.00%, 01/01/27           182,270        187,075
Fannie Mae #373820,
  7.00%, 03/01/27           908,151        932,353
Fannie Mae #394444,
  7.00%, 07/01/27         1,350,122      1,386,076
Fannie Mae #396535,
  7.00%, 11/01/27           561,241        576,271
                                      ------------
                                         5,599,084
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                    SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
FREDDIE MAC (4.0%)
Freddie Mac #C00544,
  6.50%, 06/01/27        $  585,441   $    595,850
Freddie Mac #D77827,
  6.50%, 02/01/27           919,615        935,884
Freddie Mac #D81274,
  6.50%, 07/01/27            35,732         36,367
Freddie Mac #D83661,
  6.50%, 11/01/27           924,889        941,279
Freddie Mac #D83833,
  6.50%, 11/01/27           885,349        901,046
Freddie Mac #D83835,
  6.50%, 11/01/27           564,419        574,460
Freddie Mac #D83900,
  6.50%, 11/01/27           598,264        608,889
Freddie Mac #D83967,
  6.50%, 11/01/27            52,723         53,660
Freddie Mac #D83991,
  6.50%, 11/01/27           802,391        816,609
Freddie Mac #D84075,
  6.50%, 11/01/27           364,665        371,105
                                      ------------
                                         5,835,149
                                      ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (20.0%)
Government National
  Mortgage Association
  #410424, 7.00%,
  11/15/12                1,935,701      1,998,379
Government National
  Mortgage Association
  #437447, 7.00%,
  11/15/12                1,913,892      1,975,883
Government National
  Mortgage Association
  #437488, 7.00%,
  11/15/12                  975,917      1,007,527
Government National
  Mortgage Association
  #458347, 7.00%,
  11/15/12                   25,436        955,253

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Government National
  Mortgage Association
  #780717, 7.00%,
  02/15/28               $5,786,623   $  5,988,577
Government National
  Mortgage Association
  II #2005, 8.00%,
  05/20/25                  307,798        318,632
Government National
  Mortgage Association
  II #2036, 8.00%,
  07/20/25                  174,010        180,167
Government National
  Mortgage Association
  II #2118, 7.50%,
  11/20/25                  169,184        174,683
Government National
  Mortgage Association
  II #2271, 8.50%,
  08/20/26                  533,447        557,436
Government National
  Mortgage Association
  II #2362, 8.00%,
  01/20/27                   11,665        115,680
Government National
  Mortgage Association
  II #2379, 8.00%,
  02/20/27                   82,573         85,541
Government National
  Mortgage Association
  II #2414, 8.00%,
  04/20/27                  121,435        125,815
Government National
  Mortgage Association
  II #2433, 8.00%,
  05/20/27                1,859,269      1,926,370
Government National
  Mortgage Association
  II #2473, 7.50%,
  08/20/27                1,502,126      1,550,044
Government National
  Mortgage Association
  II #2474, 8.00%,
  08/20/27                1,425,334      1,477,002
Government National
  Mortgage Association
  II #2498, 7.50%,
  10/20/27                  859,001        886,541
Government National
  Mortgage Association
  II #2511, 7.50%,
  11/20/27                2,615,899      2,699,738
Government National
  Mortgage Association
  II #2512, 8.00%,
  11/20/27                  398,454        412,993

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                    SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Government National
  Mortgage Association
  II #2516, 6.50%,
  11/20/12               $  918,016   $    933,944
Government National
  Mortgage Association
  II #2576, 6.00%,
  4/20/28                 5,944,712      5,942,810
                                      ------------
                                        29,313,015
--------------------------------------------------
TOTAL MORTGAGE BACKED SECURITIES
  (COST $39,836,130)                    40,747,248
--------------------------------------------------
U.S. GOVERNMENT SPONSORED ENTERPRISE/
  U.S. AGENCY DEBENTURES (23.9%)

FANNIE MAE (6.3%)
Fannie Mae, 6.06%,
  06/21/99                1,000,000      1,007,320
Fannie Mae, 6.03%,
  07/07/99                  800,000        805,672
Fannie Mae, 5.48%,
  07/09/99                2,500,000      2,507,624
Fannie Mae, 5.26%,
  08/09/99                1,000,000        959,440
Fannie Mae, 8.55%,
  08/30/99                  500,000        515,265
Fannie Mae, 6.02%,
  09/17/99                1,500,000      1,513,545
Fannie Mae, 5.50%,
  02/02/01                1,500,000      1,525,695
Fannie Mae, 6.80%,
  01/10/03                  500,000        539,185
Fannie Mae, 7.65%,
  03/10/05                   20,000         23,006
                                      ------------
                                         9,396,752
                                      ------------
FEDERAL FARM CREDIT BANK (2.6%)
Federal Farm Credit
  Bank, 5.50%, 09/01/99   2,000,000      2,007,860
Federal Farm Credit
  Bank, 6.32%, 06/04/01     100,000        103,968

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Federal Farm Credit
  Bank, 9.20%, 08/22/05  $  100,000   $    124,884
Federal Farm Credit
  Bank, 6.20%, 11/30/09   1,410,000      1,554,567
                                      ------------
                                         3,791,279
                                      ------------
FEDERAL HOME LOAN BANK (5.8%)
Federal Home Loan Bank,
  6.085%, 09/09/99        3,000,000      3,028,260
Federal Home Loan Bank,
  7.40%, 10/20/99         1,000,000      1,023,750
Federal Home Loan Bank,
  5.815%, 11/26/99        1,000,000      1,008,380
Federal Home Loan Bank,
  5.825%, 11/26/99        1,000,000      1,008,490
Federal Home Loan Bank,
  5.88%, 02/23/06         1,110,000      1,174,269
Federal Home Loan Bank,
  5.92%, 07/08/08         1,195,000      1,280,956
                                      ------------
                                         8,524,105
                                      ------------
FREDDIE MAC (1.8%)
Freddie Mac, 7.125%,
  07/21/99                1,000,000      1,015,990
Freddie Mac, 6.40%,
  08/01/00                1,000,000      1,029,620
Freddie Mac, 7.13%,
  11/18/02                  500,000        544,610
                                      ------------
                                         2,590,220
                                      ------------
GENERAL SERVICES ADMINISTRATION (5.0%)
National Archive,
  8.50%, 09/01/19         5,626,215      7,250,785
                                      ------------
HOUSING URBAN DEVELOPMENT (0.1%)
HUD, 8.15%, 08/01/00         75,000         79,500
                                      ------------
STUDENT LOAN MARKETING ASSOCIATION (0.8%)
Student Loan Marketing
  Association, 8.44%,
  12/01/16                  450,000        596,966
Student Loan Marketing
  Association Global,
  7.50%, 03/08/00           500,000        519,835
                                      ------------
                                         1,116,801
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                    SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
TENNESSEE VALLEY AUTHORITY (1.5%)
Tennessee Valley
  Authority, 5.98%,
  04/01/36               $1,650,000   $  1,689,188
Tennessee Valley
  Authority, 6.75%,
  11/01/25                  500,000        573,125
                                      ------------
                                         2,262,313
--------------------------------------------------
TOTAL U.S. GOVERNMENT SPONSORED
ENTERPRISE/
U.S. AGENCY DEBENTURES
  (COST $33,346,180)                    35,011,755
--------------------------------------------------

--------------------------------------------------
         U.S. TREASURY DEBENTURES (22.0%)
U.S. TREASURY BONDS (10.2%)
U.S. Treasury Bond,
  11.75%, 02/15/01        1,139,000      1,327,470
U.S. Treasury Bond,
  13.125%, 05/15/01       1,000,000      1,215,120
U.S. Treasury Bond,
  13.375%, 08/15/01       1,000,000      1,240,170
U.S. Treasury Bond,
  15.75%, 11/15/01        1,500,000      1,991,925
U.S. Treasury Bond,
  14.25%, 02/15/02        1,000,000      1,305,450
U.S. Treasury Bond,
  11.875%, 11/15/03       1,600,000      2,137,633
U.S. Treasury Bond,
  13.75%, 08/15/04        1,000,000      1,475,860
U.S. Treasury Bond,
  11.625%, 11/15/04         500,000        690,045
U.S. Treasury Bond,
  12.00%, 05/15/05          160,000        228,398
U.S. Treasury Bond,
  11.25%, 02/15/15        1,000,000      1,700,410
U.S. Treasury Bond,
  8.875%, 02/15/19          250,000        365,230
U.S. Treasury Bond,
  6.75%, 08/15/26         1,000,000      1,226,090
                                      ------------
                                        14,903,801
                                      ------------

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
U.S. TREASURY NOTES (8.5%)
U.S. Treasury Note,
  9.125%, 05/15/99       $  995,000   $  1,021,596
U.S. Treasury Note,
  6.875%, 03/31/00        2,100,000      2,172,051
U.S. Treasury Note,
  5.875%, 06/30/00        1,000,000      1,024,120
U.S. Treasury Note,
  5.75%, 10/31/00           500,000        513,465
U.S. Treasury Note,
  8.50%, 11/15/00         4,800,000      5,194,224
U.S. Treasury Note,
  5.25%, 01/31/01           250,000        254,868
U.S. Treasury Note,
  7.50%, 11/15/01         1,000,000      1,089,740
U.S. Treasury Note,
  6.375%, 08/15/02          200,000        213,910
U.S. Treasury Notes,
  5.50%, 5/31/00          1,000,000      1,017,070
                                      ------------
                                        12,501,044
                                      ------------
PRINCIPAL ONLY STRIPPED SECURITIES (3.3%)
U.S. Treasury 6.04%,
  05/15/00                1,200,000      1,118,364
U.S. Treasury, 6.03%,
  05/15/99                  500,000        485,600
U.S. Treasury, 5.86%,
  11/15/99                  500,000        474,960
U.S. Treasury , 6.04%,
  05/15/00                2,100,000      1,956,528
U.S. Treasury, 5.84%,
  08/15/01                  350,000        309,218
U.S. Treasury, 5.76%,
  08/15/01                  500,000        441,860
                                      ------------
                                         4,786,530
                                      ------------
INTEREST ONLY STRIPPED SECURITY (0.0%)
U.S. Treasury, 4.92%,
  02/15/19                  100,000         33,772
--------------------------------------------------
TOTAL U.S. TREASURY
DEBENTURES
  (COST $30,661,208)                    32,225,147
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                    SEPTEMBER 30, 1998

                         SHARES OR
                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------

--------------------------------------------------
            DAILY SWEEP VEHICLE (0.5%)
Bank of New York Cash
  Sweep                  $  710,188   $    710,188
--------------------------------------------------
TOTAL DAILY SWEEP VEHICLE
  (COST $710,188)                          710,188
--------------------------------------------------
TOTAL INVESTMENTS
  (COST $139,403,463) (a) -- 99.3%     145,401,306
--------------------------------------------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES 0.7%                       1,065,283
--------------------------------------------------
TOTAL NET ASSETS -- 100.0%            $146,466,589
--------------------------------------------------

---------------

Percentages indicated are based on net assets of $146,466,589.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation   $ 6,119,170
  Unrealized depreciation      (121,327)
                            -----------
  Net unrealized
    appreciation            $ 5,997,843
                            ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
PRIME MONEY MARKET FUND                                       SEPTEMBER 30, 1998

                        SHARES OR
                        PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION      AMOUNT          COST
--------------------------------------------------

--------------------------------------------------
             COMMERCIAL PAPER (27.7%)
BANKING (0.6%)
Banca CRT Financial
  Corp., 5.63%.,
  10/26/98             $    400,000   $    398,458
Banca CRT Financial
  Corp., 5.61%,
  10/30/98                  500,000        497,773
                                      ------------
                                           896,231
                                      ------------
BUSINESS SERVICES (1.1%)
Corporate One Credit
  Union, 5.62%,
  10/13/98                1,700,000      1,696,861
                                      ------------
FINANCIAL SERVICES (19.3%)
Bank One Funding,
  5.63%, 10/16/98 (a)     2,000,000      1,995,375
Cooperative
  Association of
  Tractors Dealers A,
  5.62%, 10/13/98           500,000        499,077
Cooperative
  Association of
  Tractors Dealers A,
  5.64%, 10/20/98         2,100,000      2,093,838
Cooperative
  Association of
  Tractors Dealers B,
  5.65%, 10/09/98           175,000        174,783
Cooperative
  Association of
  Tractors Dealers B,
  5.65%, 10/14/98         2,000,000      1,995,977
CSW Credit, Inc.,
  5.61%, 10/13/98         2,000,000      1,996,313
Eastern Corp. Credit
  Union, 5.63%,
  10/22/98                2,000,000      1,993,525

                        SHARES OR
                        PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION      AMOUNT          COST
--------------------------------------------------
Fleet Funding Corp.,
  5.61%, 10/20/98 (a)  $  3,000,000   $  2,991,243
Ford Motor Credit
  Co., 5.63%,
  10/06/98                  750,000        749,422
Fuji Photo Film
  Finance USA, 5.63%,
  10/14/98                  490,000        489,018
General Re
  Corporation, 5.63%,
  10/13/98                  100,000         99,815
GMAC, 5.65%, 10/23/98     1,100,000      1,096,256
JHM Funding, 5.63%,
  10/23/98 (a)            3,000,000      2,989,825
JMG Funding, 5.63%,
  10/30/98                1,500,000      1,493,294
Mid-States Corporate
  Federal Credit,
  5.65%, 10/16/98         1,213,000      1,210,185
Mid-States Corporate
  Federal Credit,
  5.39%, 10/26/98         2,280,000      2,271,577
Receivables Capital
  Corp., 5.62%,
  10/14/98                  267,000        266,466
St. Michael Finance
  Ltd., 5.61%,
  10/15/98                2,250,000      2,245,161
Toyota Motor Credit
  Corp., 5.60%,
  10/23/98                1,000,000        996,627
Wisconsin Corporate
  Central Credit,
  5.61%, 10/16/98         2,000,000      1,995,392
                                      ------------
                                        29,643,169
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
PRIME MONEY MARKET FUND                                       SEPTEMBER 30, 1998

                        SHARES OR
                        PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION      AMOUNT          COST
--------------------------------------------------
FOREIGN BANKING (0.7%)
Banque Generale Du
  Luxembourg, 5.63%,
  10/13/98             $  1,000,000   $    998,150
                                      ------------
FOREIGN GOVERNMENT AGENCY (1.8%)
Australia Wheat
  Board, 5.60%,
  10/16/98                2,800,000      2,793,560
                                      ------------
OIL & GAS (4.2%)
American Petrofina
  Holding, 5.59%,
  10/22/98 (a)            2,000,000      1,993,572
Bayshore Fuel Co.,
  5.61%, 10/16/98           418,000        417,037
Shell Oil Co., TR,
  5.63%, 10/02/98 (a)     4,000,000      3,999,383
                                      ------------
                                         6,409,992
--------------------------------------------------
TOTAL COMMERCIAL PAPER
  (COST $42,437,963)                    42,437,963
--------------------------------------------------

--------------------------------------------------
             CORPORATE BONDS (13.2%)
BANKING (1.6%)
Bank of New York,
  5.53%, 02/25/99         2,000,000      1,999,381
International Bank
  for Reconstruction
  and Development,
  9.42%, 12/15/98           400,000        402,750
                                      ------------
                                         2,402,131
                                      ------------
CONSUMER GOODS & SERVICES (0.2%)
Eastman Kodak, 7.25%,
  07/01/99                  300,000        303,178
                                      ------------
FINANCIAL SERVICES (10.4%)
American Express Co.,
  5.63%, 01/14/99 (a)     2,000,000      2,000,000
American Express Co.,
  7.375%, 02/01/99
  (a)                     3,660,000      3,679,595
Associates Corp.,
  7.50%, 05/15/99         1,000,000      1,009,816
Caterpillar, 8.16%,
  01/04/99                1,000,000      1,005,381

                        SHARES OR
                        PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION      AMOUNT          COST
--------------------------------------------------
Commercial Credit,
  9.60%, 05/15/99      $  1,000,000   $  1,022,592
Ford Motor, 5.63%,
  01/15/99                   53,000         52,950
Ford Motor, 5.15%,
  02/15/99                1,000,000        998,456
Ford Motor Credit,
  5.63%, 12/15/98           115,000        114,968
GMAC, 7.75%, 01/15/99       411,000        413,350
Household Finance,
  5.75%, 03/08/99         2,000,000      2,000,000
Salomon Smith Barney
  Holdings, 5.50%,
  01/15/99                2,000,000      1,999,310
Travelers, 6.75%,
  09/01/99                1,780,000      1,798,021
                                      ------------
                                        16,094,439
                                      ------------
FOREIGN GOVERNMENT AGENCY (1.0%)
Hydro-Quebec, 7.67%,
  11/30/98                1,500,000      1,504,150
--------------------------------------------------
TOTAL CORPORATE BONDS
  (COST $20,303,898)                    20,303,898
--------------------------------------------------

--------------------------------------------------
                FANNIE MAE (4.3%)
Fannie Mae, 5.04%,
  11/09/98*               5,000,000      5,000,200
Fannie Mae, 5.20%,
  01/25/99                  600,000        598,918
Fannie Mae, 6.60%,
  06/24/99                1,000,000      1,006,334
--------------------------------------------------
TOTAL FANNIE MAE
  (COST $6,605,452)                      6,605,452
--------------------------------------------------

--------------------------------------------------
          FEDERAL HOME LOAN BANK (2.2%)
Federal Home Loan
  Bank, 4.89%,
  12/24/98*               2,000,000      2,000,000
Federal Home Loan
  Bank, 5.63%,
  04/09/99                  150,000        149,923

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
PRIME MONEY MARKET FUND                                       SEPTEMBER 30, 1998

                        SHARES OR
                        PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION      AMOUNT          COST
--------------------------------------------------
Federal Home Loan
  Bank, 8.60%,
  06/25/99             $  1,000,000   $  1,020,359
Federal Home Loan
  Bank, 5.516%,
  08/27/99                  250,000        249,592
--------------------------------------------------
TOTAL FEDERAL HOME LOAN BANK
  (COST $3,419,874)                      3,419,874
--------------------------------------------------

--------------------------------------------------
                FREDDIE MAC (0.2%)
Freddie Mac, 5.29%,
  02/12/99                  250,000        249,714
--------------------------------------------------
TOTAL FREDDIE MAC
  (COST $249,714)                          249,714
--------------------------------------------------

--------------------------------------------------
     U.S. GOVERNMENT AGENCY MORTGAGES (6.9%)
Small Business
  Administration Pool
  #501982, 6.50%,
  10/01/98*                 548,872        558,215
Small Business
  Administration Pool
  #502001, 6.50%,
  10/01/98*               2,234,094      2,272,791
Small Business
  Administration Pool
  #502105, 6.50%,
  10/01/98*               1,278,957      1,302,809
Small Business
  Administration Pool
  #502139, 6.50%,
  10/01/98*               1,003,378      1,021,225
Small Business
  Administration Pool
  #502245, 6.50%,
  10/01/98*               1,862,317      1,901,014
Small Business
  Administration Pool
  #502268, 6.50%,
  10/01/98*                 998,765      1,017,401

                        SHARES OR
                        PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION      AMOUNT          COST
--------------------------------------------------
Small Business
  Administration Pool
  #502275, 6.375%,
  10/01/98*            $    318,671   $    321,763
Small Business
  Administration Pool
  #502401, 6.25%,
  10/01/98*                 694,009        699,064
Small Business
  Administration Pool
  #504073, 6.00%,
  10/01/98*               1,444,982      1,448,976
--------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGES
  (COST $10,543,258)                    10,543,258
--------------------------------------------------

--------------------------------------------------
          REPURCHASE AGREEMENTS (37.9%)
Goldman Sachs
  Repurchase
  Agreement, 5.61%,
  10/01/98               27,077,000     27,077,000
(Collateralized by
  $28,894,934, GNMA,
  6.50%, 10/15/27,
  market value --
  $27,617,608)
Goldman Sachs Term
  Repurchase
  Agreement, 5.29%,
  10/07/98               31,000,000     31,000,000
(Collateralized by
  $33,081,321, GNMA,
  6.50%, 10/15/27,
  market value --
  $31,618,933)
--------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (COST $58,077,000)                    58,077,000
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
PRIME MONEY MARKET FUND                                       SEPTEMBER 30, 1998

                        SHARES OR
                        PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION      AMOUNT          COST
--------------------------------------------------

--------------------------------------------------
            MONEY MARKET FUNDS (7.8%)
MONEY MARKET FUNDS (7.8%)
Federated Prime Cash
  Obligations             6,000,000   $  6,000,000
Provident Temp Fund       6,000,000      6,000,000
--------------------------------------------------
TOTAL MONEY MARKET FUNDS
  (COST $12,000,000)                    12,000,000
--------------------------------------------------

--------------------------------------------------
            DAILY SWEEP VEHICLE (0.0%)
Bank of New York Cash
  Sweep                $        732            732
--------------------------------------------------
TOTAL DAILY SWEEP VEHICLE
  (COST $732)                                  732
--------------------------------------------------
TOTAL INVESTMENTS
  (COST $153,637,891) -- 100.2%        153,637,891
--------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS (0.2)%                          (317,893)
--------------------------------------------------
TOTAL NET ASSETS  -- 100.0%           $153,319,998
--------------------------------------------------

---------------

Percentages indicated are based on net assets of $153,319,998.

* Denotes variable rate security. Rate presented represents rate in effect on September 30, 1998. Maturity date reflects next rate change date.

(a) Represents a restricted security purchase under Rule 144A or 4(2) which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. TREASURY OBLIGATIONS FUND                                SEPTEMBER 30, 1998

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------

----------------------------------------------------

     U.S. GOVERNMENT GUARANTEED SECURITY (5.0%)
Government Agency (5.0%)
Israel Aid, 7.125%,
  08/15/99                 $5,000,000   $  5,089,392
----------------------------------------------------
TOTAL U.S. GOVERNMENT GUARANTEED
  SECURITY
  (COST $5,089,392)                        5,089,392
----------------------------------------------------

----------------------------------------------------
            U.S. TREASURY NOTES (45.1%)
U.S. Treasury Notes,
  7.125%, 10/15/98         29,000,000     29,029,399
U.S. Treasury Notes,
  5.63%, 11/30/98           2,000,000      2,000,472
U.S. Treasury Notes,
  6.375%, 01/15/99         15,000,000     15,036,776
----------------------------------------------------
TOTAL U.S. TREASURY NOTES (COST
  $46,066,647)                            46,066,647
----------------------------------------------------

----------------------------------------------------
      U.S. GOVERNMENT AGENCY MORTGAGES (6.0%)
Small Business
  Administration Pool
  #502014, 6.625%,
  10/01/98*                   970,448        979,165
Small Business
  Administration Pool
  #502185, 6.50%,
  10/01/98*                   610,196        613,077
Small Business
  Administration Pool
  #502203, 6.50%,
  10/01/98*                 1,474,289      1,492,401
Small Business
  Administration Pool
  #502221, 6.50%,
  10/01/98*                 1,390,776      1,404,380

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------
Small Business
  Administration Pool
  #502240, 6.50%,
  10/01/98*                $  627,021   $    629,993
Small Business
  Administration Pool
  #502283, 6.625%,
  10/01/98*                   344,323        344,719
Small Business
  Administration Pool
  #502293, 7.25%,
  10/01/98*                   705,315        717,186
----------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
  MORTGAGES (COST $6,180,921)              6,180,921
----------------------------------------------------

----------------------------------------------------
           REPURCHASE AGREEMENTS (36.9%)
Prudential Repurchase
  Agreement, 5.44%,
  10/01/98                 16,769,000     16,769,000
(Collateralized by
  $14,608,000 U.S.
  Treasury Note, 6.875%,
  05/15/06, market value
   -- $17,104,686)
Prudential Term
  Repurchase Agreement,
  5.22%, 10/07/98          21,000,000     21,000,000
(Collateralized by
  $18,294,000 U.S.
  Treasury Note, 6.875%,
  05/15/06, market value
   -- $21,420,669)
----------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (COST $37,769,000)                      37,769,000
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
U.S. TREASURY OBLIGATIONS FUND                                SEPTEMBER 30, 1998

                           SHARES OR
                           PRINCIPAL       MARKET
  SECURITY DESCRIPTION       AMOUNT        VALUE
----------------------------------------------------

----------------------------------------------------
             MONEY MARKET FUNDS (5.8%)
Federated Treasury
  Obligations Fund          3,000,000   $  3,000,000
Provident Fund              3,000,000      3,000,000
----------------------------------------------------
TOTAL MONEY MARKET FUNDS
  (COST $6,000,000)                        6,000,000
----------------------------------------------------
TOTAL INVESTMENTS
  (COST $101,105,960)  -- 99.1%          101,105,960
----------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES
  0.9%                                       913,299
----------------------------------------------------
TOTAL NET ASSETS  -- 100.0%             $102,019,259
----------------------------------------------------

---------------

Percentages indicated are based on net assets of $102,019,259.

* Denotes variable rate security. Rate presented represents rate in effect on September 30, 1998. Maturity date reflects next rate change date.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                STATEMENTS OF ASSETS AND LIABILITIES

                                                              SEPTEMBER 30, 1998

                                                                       GLOBAL ASSET     INVESTMENT GRADE
                                                      EQUITY FUND     ALLOCATION FUND      BOND FUND
                                                      ------------    ---------------   ----------------
ASSETS:
  Investments, at value (cost $124,179,325;
    $67,162,385; $139,403,463, respectively)......    $171,904,005      $68,243,795       $145,401,306
  Foreign currency at value (cost $0; $37,164, $0,
    respectively).................................              --           38,371                 --
  Interest and dividends receivable...............         216,599          227,091          1,832,136
  Receivable for capital shares sold..............          26,778           65,969             14,871
  Reclaim receivable..............................              --           58,251                 --
  Deferred organization costs.....................          30,258           30,258             30,258
                                                      ------------      -----------       ------------
    Total Assets..................................    $172,177,640      $68,663,735       $147,278,571
                                                      ------------      -----------       ------------
LIABILITIES:
  Dividends payable...............................          65,859               --            631,947
  Payable for capital shares redeemed.............             200               --             48,757
  Investment advisory fees payable................          91,724           45,379             60,071
  Administration fees payable.....................           5,201            1,773              4,004
  12b-1 fees -- Class A shares....................             234              427                161
  Other payables and accrued expenses.............          75,914           48,887             67,042
                                                      ------------      -----------       ------------
    Total Liabilities.............................         239,132           96,466            811,982
                                                      ------------      -----------       ------------
NET ASSETS........................................    $171,938,508      $68,567,269       $146,466,589
                                                      ============      ===========       ============
NET ASSETS CONSIST OF:
  Capital.........................................    $ 94,503,739      $66,175,192       $137,920,624
  Accumulated undistributed net investment
    income........................................           6,331          813,737                556
  Accumulated undistributed net realized gains on
    investments...................................      29,703,758          492,088          2,547,566
  Net unrealized appreciation of investments and
    foreign currency transactions.................      47,724,680        1,086,252          5,997,843
                                                      ------------      -----------       ------------
NET ASSETS........................................    $171,938,508      $68,567,269       $146,466,589
                                                      ============      ===========       ============
TRUST SHARES:
  Net Assets......................................    $170,651,925      $66,792,536       $145,194,263
  Shares of Capital Stock Outstanding.............      15,569,690        6,357,195         13,960,652
                                                      ------------      -----------       ------------
  Net Asset Value (offering and redemption price
    per share)....................................    $      10.96      $     10.51       $      10.40
                                                      ============      ===========       ============
CLASS A SHARES:
  Net Assets......................................    $  1,286,583      $ 1,774,733       $  1,272,326
  Shares of Capital Stock Outstanding.............         117,649          169,216            122,050
                                                      ------------      -----------       ------------
  Net Asset Value (offering and redemption price
    per share)....................................    $      10.94      $     10.49       $      10.42
                                                      ============      ===========       ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                STATEMENTS OF ASSETS AND LIABILITIES

                                                              SEPTEMBER 30, 1998

                                                                 PRIME        U.S. TREASURY
                                                              MONEY MARKET     OBLIGATIONS
                                                                  FUND            FUND
                                                              ------------    -------------
ASSETS:
  Investments, at amortized cost............................  $95,560,891     $ 63,336,960
  Repurchase agreements, at cost............................   58,077,000       37,769,000
                                                              ------------    ------------
  Total Investments.........................................  153,637,891      101,105,960
  Cash......................................................           --              681
  Interest and dividends receivable.........................      610,122        1,345,374
  Receivable for capital shares sold........................        2,279            6,134
  Deferred organizational costs.............................       30,258           30,258
                                                              ------------    ------------
    Total Assets............................................  $154,280,550    $102,488,407
                                                              ------------    ------------
LIABILITIES:
  Dividend payable..........................................      658,287          409,936
  Payable for capital shares redeemed.......................      197,326           10,928
  Investment advisory fees payable..........................       26,006            8,159
  Administration fees payable...............................        3,580            2,324
  12B-1 fees -- Class A shares..............................        1,609              140
  Other payables and accrued expenses.......................       73,744           37,661
                                                              ------------    ------------
    Total Liabilities.......................................      960,552          469,148
                                                              ------------    ------------
NET ASSETS..................................................  $153,319,998    $102,019,259
                                                              ============    ============
NET ASSETS CONSIST OF:
  Capital...................................................  $153,323,433    $102,022,184
  Accumulated undistributed net investment income...........          517              367
  Accumulated undistributed net realized loss on
    investments.............................................       (3,952)          (3,292)
                                                              ------------    ------------
NET ASSETS..................................................  $153,319,998    $102,019,259
                                                              ============    ============
TRUST SHARES:
  Net Assets................................................  $144,806,245    $101,299,737
  Shares of Capital Stock Outstanding.......................  144,809,999      101,303,007
                                                              ------------    ------------
  Net Asset Value (offering and redemption price per
    share)..................................................  $      1.00     $       1.00
                                                              ============    ============
CLASS A SHARES:
  Net Assets................................................  $ 8,513,753     $    719,522
  Shares of Capital Stock Outstanding.......................    8,513,951          719,544
                                                              ------------    ------------
  Net Asset Value (offering and redemption price per
    share)..................................................  $      1.00     $       1.00
                                                              ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                            STATEMENTS OF OPERATIONS

                                        FOR THE PERIOD ENDED SEPTEMBER 30, 1998*

                                                                                          INVESTMENT
                                                                      GLOBAL ASSET           GRADE
                                                     EQUITY FUND    ALLOCATION FUND        BOND FUND
                                                     -----------    ----------------    ---------------
INVESTMENT INCOME:
  Interest.........................................  $        --       $  912,321         $ 8,065,441
  Dividends (net of foreign withholding tax of
    $2,752; $25,748; $0, respectively).............    2,663,987          820,816              25,163
                                                     -----------       ----------         -----------
    Total Income...................................    2,663,987        1,733,137           8,090,604
                                                     -----------       ----------         -----------
EXPENSES:
  Investment advisory fees.........................    1,337,561          523,064             762,969
  Administration fees..............................      357,113          120,879             256,175
  Fund accounting fees.............................       59,486           93,803              50,894
  Transfer agent fees..............................       42,748           36,138              34,431
  12b-1 and service plan fees -- Class A shares....        2,493            3,082               2,020
  Legal fees.......................................       61,604           20,083              40,352
  Registration and filing fees.....................       29,780           20,633              39,866
  Printing fees....................................       43,952           15,009              31,353
  Custody fees.....................................       30,517           50,204              22,549
  Other............................................       44,495           18,636              32,762
                                                     -----------       ----------         -----------
    Total expenses before waivers/
      reimbursements...............................    2,009,749          901,531           1,273,371
    Less expenses waived/ reimbursed...............     (179,587)         (59,659)           (128,170)
                                                     -----------       ----------         -----------
    Net expenses...................................    1,830,162          841,872           1,145,201
                                                     -----------       ----------         -----------
NET INVESTMENT INCOME..............................      833,825          891,265           6,945,403
                                                     -----------       ----------         -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
  Net realized gains on investment transactions....   29,703,758          492,088           2,547,648
  Net realized gain on foreign currency
    transactions...................................           --           24,540                  --
  Net change in unrealized appreciation
    (depreciation) of investment transactions and
    foreign currency transactions..................  (10,740,524)       1,116,219           3,118,907
                                                     -----------       ----------         -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS...   18,963,234        1,632,847           5,666,555
                                                     -----------       ----------         -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...  $19,797,059       $2,524,112         $12,611,958
                                                     ===========       ==========         ===========

---------------

* Commencement of operations was November 1, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                            STATEMENTS OF OPERATIONS

                                        FOR THE PERIOD ENDED SEPTEMBER 30, 1998*

                                                                              U.S. TREASURY
                                                              PRIME MONEY      OBLIGATIONS
                                                              MARKET FUND         FUND
                                                              ------------    -------------
INVESTMENT INCOME:
  Interest..................................................   $8,486,764      $4,551,339
                                                               ----------      ----------
    Total Income............................................    8,486,764       4,551,339
                                                               ----------      ----------
EXPENSES:
  Investment advisory fees..................................      449,583         164,609
  Administration fees.......................................      300,800         167,730
  Fund accounting fees......................................       42,076          25,037
  12b-1 and service plan fees -- Class A shares.............       22,072           1,281
  Legal fees................................................       48,436          24,648
  Registration and filing fees..............................       44,486          28,277
  Transfer agent fees.......................................       41,389          31,435
  Printing fees.............................................       36,432          18,967
  Custody fees..............................................       35,889          16,617
  Other.....................................................       38,109          21,891
                                                               ----------      ----------
    Total expenses before waivers/ reimbursements...........    1,059,272         500,492
    Less expenses waived/ reimbursed........................     (308,719)       (116,256)
                                                               ----------      ----------
    Net expenses............................................      750,553         384,236
                                                               ----------      ----------
NET INVESTMENT INCOME.......................................    7,736,211       4,167,103
                                                               ----------      ----------
REALIZED AND UNREALIZED LOSSES ON INVESTMENTS:
  Net realized losses on investment transactions............       (3,952)         (3,292)
                                                               ----------      ----------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS...........       (3,952)         (3,292)
                                                               ----------      ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............   $7,732,259      $4,163,811
                                                               ==========      ==========

---------------

* Commencement of operations for the Prime Money Market Fund was November 1, 1997 and November 3, 1997 for the U.S. Treasury Obligations Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS

                                        FOR THE PERIOD ENDED SEPTEMBER 30, 1998*

                                                                       GLOBAL ASSET     INVESTMENT GRADE
                                                      EQUITY FUND     ALLOCATION FUND      BOND FUND
                                                      ------------    ---------------   ----------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income...........................    $    833,825      $   891,265       $  6,945,403
  Net realized gains on investment transactions...      29,703,758          516,628          2,547,648
  Net change in unrealized appreciation
    (depreciation) of investments and foreign
    currency transactions.........................     (10,740,524)       1,116,219          3,118,907
                                                      ------------      -----------       ------------
  Net increase in net assets resulting from
    operations....................................      19,797,059        2,524,112         12,611,958
DISTRIBUTIONS TO TRUST CLASS SHAREHOLDERS FROM:
  Net investment income...........................        (826,303)        (102,392)        (6,925,071)
                                                      ------------      -----------       ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
  Net investment income...........................          (1,191)              --            (20,332)
                                                      ------------      -----------       ------------
  Total distributions to shareholders.............        (827,494)        (102,392)        (6,945,403)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued.....................      18,802,020       30,835,072         24,361,964
  Proceeds from shares issued in connection with
    common trust fund conversion..................     189,903,596       45,400,639        136,486,180
  Dividends reinvested............................         467,101           72,561          3,529,054
  Cost of shares redeemed.........................     (56,223,774)     (10,182,723)       (23,597,164)
                                                      ------------      -----------       ------------
  Net increase in net assets from capital share
    transactions..................................     152,948,943       66,125,549        140,780,034
                                                      ------------      -----------       ------------
  Total increase in net assets....................     171,918,508       68,547,269        146,446,589
NET ASSETS:
  Beginning of period.............................          20,000           20,000             20,000
                                                      ------------      -----------       ------------
  End of period...................................    $171,938,508      $68,567,269       $146,466,589
                                                      ============      ===========       ============

---------------

*Commencement of operations was November 1, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS

                                        FOR THE PERIOD ENDED SEPTEMBER 30, 1998*

                                                                  PRIME        U.S. TREASURY
                                                              MONEY MARKET      OBLIGATIONS
                                                                  FUND              FUND
                                                              -------------    --------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................  $   7,736,211    $    4,167,103
  Net realized losses on investment transactions............         (3,952)           (3,292)
                                                              -------------    --------------
  Net increase in net assets resulting from operations......      7,732,259         4,163,811
DISTRIBUTIONS TO TRUST CLASS SHAREHOLDERS FROM:
  Net investment income.....................................     (7,520,680)       (4,154,783)
                                                              -------------    --------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
  Net investment income.....................................       (215,531)          (12,320)
                                                              -------------    --------------
  Total distributions to shareholders.......................     (7,736,211)       (4,167,103)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................    490,270,762       413,136,933
  Proceeds from shares issued in connection of common trust
    fund conversion.........................................     45,525,166                --
  Dividends reinvested......................................        756,014            10,570
  Cost of shares redeemed...................................   (383,247,992)     (311,144,952)
                                                              -------------    --------------
  Net increase in net assets from capital share
    transactions............................................    153,303,950       102,002,551
                                                              -------------    --------------
  Total increase in net assets..............................    153,299,998       101,999,259
NET ASSETS:
  Beginning of period.......................................         20,000            20,000
                                                              -------------    --------------
  End of period.............................................  $ 153,319,998    $  102,019,259
                                                              =============    ==============

---------------

*Commencement of operations for the Prime Money Market Fund was November 1, 1997 and November 3, 1997 for the U.S. Treasury Obligations Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EUREKA FUNDS                                   NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    The Eureka Funds (the "Trust") was organized as a Massachusetts business trust on April 7, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. Sanwa Bank California ("SBCL"), a wholly-owned subsidiary of The Sanwa Bank Limited, of Japan, acts as the Trust's investment advisor. BISYS Fund Services Limited Partnership ("BISYS"), a wholly-owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator and distributor. As of the date of this report, the Trust offered five managed investment portfolios. The accompanying financial statements and financial highlights are those of The Eureka Equity Fund (the "Equity Fund"), The Eureka Global Asset Allocation Fund (the "Global Fund"), The Eureka Investment Grade Bond Fund (the "Bond Fund"), The Eureka Prime Money Market Fund (the "Prime Fund"), and The Eureka U.S. Treasury Obligations Fund (the "U.S. Treasury Fund") (each a "Fund", and collectively, the "Funds"), The Funds, except for the U.S. Treasury Fund, commenced operations on November 1, 1997. The U.S. Treasury Fund commenced operations on November 3, 1997. BISYS deposited $20,000 into the account of each Fund prior to each Fund's commencement of operations.

    The Funds' investment objectives are as follows:

       FUND                    OBJECTIVE
       ----                    ---------
Equity Fund          Seeks long-term capital
                     growth.
Global Fund          Seeks a balance of income and
                     long-term capital
                     appreciation.
Bond Fund            Seeks a high level of income,
                     consistent with preservation
                     of capital.
Prime Fund           Seeks as high level of
                     current income as is
                     consistent with maintaining
                     liquidity and stability of
                     principal.
U.S. Treasury Fund   Seeks current income
                     consistent with liquidity and
                     stability of principal.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The financial statements reflect all normal recurring adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.

SECURITIES VALUATION: Securities of the Prime and U.S. Treasury Funds (the "Money Market Funds") are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. Equity securities held by a Fund are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, the mean between their bid and ask price. Debt securities held by a Fund generally are valued based on quoted bid prices. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in securities of other mutual funds are valued at the redemption price. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees. Securities may be valued by independent pricing services, approved by the Trust's Board of Trustees, which use prices provided by market-makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics.

STRIPPED SECURITIES: Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of princi-

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued

pal only stripped securities vary inversely with changes in interest rates.

REPURCHASE AGREEMENTS: The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

FOREIGN CURRENCY TRANSLATION: The Funds, other than the Prime Fund and the U.S. Treasury Fund, may invest in certain obligations or securities denominated in foreign currencies. The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Equity, Global and Bond Funds (the "Variable Net Asset Value Funds") denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

    Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

FORWARD CURRENCY CONTRACTS: The Global Fund may use forward foreign currency exchange contracts. A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

    Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gain on foreign currency transactions.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSES: Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or another appropriate basis. In addition, investors in Trust Shares will pay the expenses directly attributable to the Trust Shares as a class, and investors in Class A Shares will pay the expenses directly attributable to the Class A Shares as a class.

    The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative net assets on the date income is earned or expenses are realized and unrealized gains and losses are incurred.

ORGANIZATION COSTS: Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized over a sixty-month period, beginning with each Fund's commencement of operations. In the event that any of the initial shares are redeemed during such period by any

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued

holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions from the Equity Fund's net investment income, if any, are declared and paid monthly. Distributions from the Global Fund's net investment income, if any, are declared and paid annually. Distributions from the Bond Fund's and the Money Market Funds' net investment income, if any, are declared daily and paid monthly. Net realized gains on portfolio securities, if any, are distributed at least annually by the Funds. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date.

    The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

    As of September 30, 1998, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in-capital:

                                             ACCUMULATED
                          ACCUMULATED       NET REALIZED
                       UNDISTRIBUTED NET   GAIN/(LOSS) ON
                       INVESTMENT INCOME     INVESTMENTS
                       -----------------   ---------------
Global Fund..........       $24,864           $(24,540)
Bond Fund............       $   556           $    (82)
Prime Fund...........       $   517           $     --
U.S. Treasury Fund...       $   367           $     --

FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    Capital losses incurred within the Funds' fiscal year, but after October 31, are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer capital losses as follows:

Prime Fund.........................    $3,952
U.S. Treasury Fund.................    $3,292

NOTE 3 -- RELATED PARTY TRANSACTIONS

    The Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with SBCL. Under the terms of the Investment Advisory Agreement, SBCL is entitled to receive a fee that is calculated daily and paid monthly based on a percentage of the average net assets of each Fund as follows:

               FUND                  ANNUAL RATE
               ----                  -----------
Equity Fund........................     0.75%
Global Fund........................     0.90%
Bond Fund..........................     0.60%
Prime Fund.........................     0.30%
U.S. Treasury Fund.................     0.20%

    SBCL has agreed to voluntarily reduce the amount of its investment advisory fee through the end of the Funds' initial fiscal year. For the period ended September 30, 1998, SBCL waived fees in the following amounts:

              FUND                   FEES WAIVED
              ----                   -----------
Equity Fund......................     $178,340
Global Fund......................     $ 58,118
Bond Fund........................     $127,160
Prime Fund.......................     $149,859
U.S. Treasury Fund...............     $ 82,303

    BISYS serves as the administrator for the Trust pursuant to an administration agreement (the "Administration Agreement"). Under the Administration Agreement, BISYS is entitled to a fee computed at an

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued

annual rate, subject to a $75,000 per Fund annual minimum, of 0.20% of the Trust's average daily net assets up to $500 million, 0.185% of the next $500 million, and 0.175% for amounts in excess of $1 billion. For the period ended September 30, 1998, BISYS waived the following amounts:

              FUND                   FEES WAIVED
              ----                   -----------
Prime Fund.......................     $147,824
U.S. Treasury Fund...............     $ 33,312

    BISYS serves as the Trust's principal underwriter and distributor (the "Distributor"). The Funds have adopted a Distribution and Shareholder Services Plan (the "Plan") with the Trust with respect to Class A Shares. This Plan is in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Funds will pay a monthly fee to the Distributor in an annual rate equal to 0.25% of the average daily net assets of Class A Shares of each Fund. The Distributor may voluntarily choose to waive all or a portion of its fee. The Trust has also entered into a Service Plan with BISYS with respect to Class A Shares. Pursuant to the Service Plan, the Funds will pay to BISYS a fee at an annual rate not to exceed 0.25% of the average daily net assets of Class A Shares of each Fund. BISYS may periodically waive all or a portion of the fee with respect to a Fund. For the period ended September 30, 1998, BISYS waived the following amounts:

                                     SERVICE PLAN
                                         FEES
               FUND                     WAIVED
               ----                  ------------
Equity Fund........................    $ 1,247
Global Fund........................    $ 1,541
Bond Fund..........................    $ 1,010
Prime Fund.........................    $11,036
U.S. Treasury Fund.................    $   641

    BISYS Fund Services, Inc., also a wholly-owned subsidiary of The BISYS Group, Inc. serves as fund accountant and transfer and dividend disbursing agent of the Funds for which it receives a fee, which is disclosed in the Statements of Operations.

NOTE 4 -- SHARES OF BENEFICIAL INTEREST

    Each Fund offers two classes of shares: Trust Shares and Class A Shares. Each share represents an equal proportionate interest in a Fund with other shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. Each class of shares is substantially the same, except that Class A Shares bear the fees that are payable under the Trust's Distribution and Shareholder Services Plan and the Service Plan, which relates only to the Class A Shares. The following is a summary of transactions in Fund shares for the period ending September 30, 1998:

                                                   EQUITY FUND                   GLOBAL FUND
                                            --------------------------    --------------------------
                                              SHARES         AMOUNT         SHARES         AMOUNT
                                            ----------    ------------    ----------    ------------
CAPITAL TRANSACTIONS:
TRUST SHARES:
  Shares issued.........................     1,489,851    $ 16,937,568     2,732,025    $ 28,579,135
  Shares issued in connection with
    common trust fund conversion........    18,990,360     189,903,596     4,540,064      45,400,639
  Dividends reinvested..................        42,087         466,148         7,184          72,561
  Shares redeemed.......................    (4,954,608)    (55,759,422)     (924,078)     (9,804,751)
                                            ----------    ------------    ----------    ------------
    Net increase........................    15,567,690    $151,547,890     6,355,195    $ 64,247,584
                                            ==========    ============    ==========    ============
CLASS A SHARES:
  Shares issued.........................       156,858    $  1,864,452       203,331    $  2,255,937
  Dividends reinvested..................            85             953            --              --
  Shares redeemed.......................       (39,294)       (464,352)      (34,115)       (377,972)
                                            ----------    ------------    ----------    ------------
    Net increase........................       117,649    $  1,401,053       169,216    $  1,877,965
                                            ==========    ============    ==========    ============

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued

                               BOND FUND                   PRIME FUND                U.S. TREASURY FUND
                       -------------------------   ---------------------------   ---------------------------
                         SHARES        AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
                       ----------   ------------   ------------   ------------   ------------   ------------
CAPITAL TRANSACTIONS:
TRUST SHARES:
  Shares issued......   2,257,664   $ 22,786,968    471,737,870   $471,737,870    412,274,679   $412,274,679
  Shares issued in
    connection with
    common trust fund
    conversion.......  13,648,618    136,486,180     45,525,166     45,525,166             --             --
  Dividends
    reinvested.......     348,424      3,513,600        569,005        569,005            901            901
  Shares redeemed....  (2,296,054)   (23,241,391)  (373,042,042)  (373,042,042)  (310,992,573)  (310,992,573)
                       ----------   ------------   ------------   ------------   ------------   ------------
    Net increase.....  13,958,652   $139,545,357    144,789,999   $144,789,999    101,283,007   $101,283,007
                       ==========   ============   ============   ============   ============   ============
CLASS A SHARES:
  Shares issued......     155,330   $  1,574,996     18,532,892   $ 18,532,892        862,254   $    862,254
  Dividends
    reinvested.......       1,522         15,454        187,009        187,009          9,669          9,669
  Shares redeemed....     (34,802)      (355,773)   (10,205,950)   (10,205,950)      (152,379)      (152,379)
                       ----------   ------------   ------------   ------------   ------------   ------------
    Net increase.....     122,050   $  1,234,677      8,513,951   $  8,513,951        719,544   $    719,544
                       ==========   ============   ============   ============   ============   ============

NOTE 5 -- INVESTMENT TRANSACTIONS

    Purchases (excluding securities acquired in common trust fund conversions described in Note 6 and excluding short-term securities) and sales of securities (excluding short-term securities) for the period ended September 30, 1998 were as follows:

                                                               PURCHASES        SALES
                                                              -----------    ------------
Equity Fund.................................................  $72,446,309    $108,231,954
Global Fund.................................................  $41,729,097    $ 20,822,448
Bond Fund...................................................  $80,707,564    $ 72,125,934

NOTE 6 -- CONVERSION OF COMMON TRUST FUNDS

    On October 31, 1997, the Funds issued Trust Shares to acquire all of the assets and liabilities of certain common trust funds of SBCL in a tax-free exchange. The following is a summary of shares issued, net assets converted, net asset values per share, and unrealized appreciation (depreciation) as of the conversion date:

                                                                                             UNREALIZED
                                                        NET ASSETS     NET ASSET VALUE      APPRECIATION
                                      SHARES ISSUED     CONVERTED      PER SHARE ISSUED    (DEPRECIATION)
                                      -------------    ------------    ----------------    --------------
Equity Fund.........................   18,990,360      $189,903,596         $10.00          $58,465,204
Global Fund.........................    4,540,064      $ 45,400,639         $10.00          $   (29,967)
Bond Fund...........................   13,648,618      $136,486,180         $10.00          $ 2,878,936
Prime Fund..........................   45,525,166      $ 45,525,166         $ 1.00          $        --

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
EQUITY FUND

                                                        TRUST SHARES                 CLASS A SHARES
                                                 --------------------------    --------------------------
                                                    FOR THE PERIOD FROM           FOR THE PERIOD FROM
                                                     NOVEMBER 1, 1997*             FEBRUARY 3, 1998*
                                                 THROUGH SEPTEMBER 30, 1998    THROUGH SEPTEMBER 30, 1998
                                                 --------------------------    --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...........           $  10.00                      $  10.87
                                                          --------                      --------
  Net investment income........................               0.05                          0.02
  Net realized and unrealized gain.............               0.96                          0.07
                                                          --------                      --------
Total income from investment operations........               1.01                          0.09
                                                          --------                      --------
LESS DISTRIBUTIONS FROM:
  Net investment income........................              (0.05)                        (0.02)
                                                          --------                      --------
    Total distributions........................              (0.05)                        (0.02)
                                                          --------                      --------
Net change in net asset value per share........               0.96                          0.07
                                                          --------                      --------
NET ASSET VALUE, END OF PERIOD.................           $  10.96                      $  10.94
                                                          ========                      ========
TOTAL RETURN...................................              10.08%(a)                      0.83%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands).....           $170,652                      $  1,287
Ratios to average net assets:
  Expenses.....................................               1.03%(b)                      1.28%(b)
  Net investment income........................               0.47%(b)                      0.13%(b)
  Expenses**...................................               1.13%(b)                      1.63%(b)
Portfolio Turnover Rate........................                 57%(a)                        57%(a)

---------------

  * Commencement of operations

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
GLOBAL ASSET ALLOCATION FUND

                                                        TRUST SHARES                 CLASS A SHARES
                                                 --------------------------    --------------------------
                                                    FOR THE PERIOD FROM           FOR THE PERIOD FROM
                                                     NOVEMBER 1, 1997*             FEBRUARY 3, 1998*
                                                 THROUGH SEPTEMBER 30, 1998    THROUGH SEPTEMBER 30, 1998
                                                 --------------------------    --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...........           $  10.00                      $  10.31
                                                          --------                      --------
  Net investment income........................               0.15                          0.05
  Net realized and unrealized gain.............               0.38                          0.13
                                                          --------                      --------
Total income from investment operations........               0.53                          0.18
                                                          --------                      --------
LESS DISTRIBUTIONS FROM:
  Net investment income........................              (0.02)                           --
                                                          --------                      --------
    Total distributions........................              (0.02)                           --
                                                          --------                      --------
Net change in net asset value per share........               0.51                          0.18
                                                          --------                      --------
NET ASSET VALUE, END OF PERIOD.................           $  10.51                      $  10.49
                                                          ========                      ========
TOTAL RETURN...................................               5.34%(a)                      1.75%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands).....           $ 66,793                      $  1,775
Ratios to average net assets:
  Expenses.....................................               1.44%(b)                      1.73%(b)
  Net investment income........................               1.53%(b)                      1.27%(b)
  Expenses**...................................               1.54%(b)                      2.08%(b)
Portfolio Turnover Rate........................                 35%(a)                        35%(a)

---------------

  * Commencement of operations.

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
INVESTMENT GRADE BOND FUND

                                                        TRUST SHARES                 CLASS A SHARES
                                                 --------------------------    --------------------------
                                                    FOR THE PERIOD FROM           FOR THE PERIOD FROM
                                                     NOVEMBER 1, 1997*             FEBRUARY 3, 1998*
                                                 THROUGH SEPTEMBER 30, 1998    THROUGH SEPTEMBER 30, 1998
                                                 --------------------------    --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...........           $  10.00                      $  10.10
                                                          --------                      --------
  Net investment income........................               0.50                          0.36
  Net realized and unrealized gain.............               0.40                          0.32
                                                          --------                      --------
Total income from investment operations........               0.90                          0.68
                                                          --------                      --------
LESS DISTRIBUTIONS FROM:
  Net investment income........................              (0.50)                        (0.36)
                                                          --------                      --------
    Total distributions........................              (0.50)                        (0.36)
                                                          --------                      --------
Net change in net asset value per share........               0.40                          0.32
                                                          --------                      --------
NET ASSET VALUE, END OF PERIOD.................           $  10.40                      $  10.42
                                                          ========                      ========
TOTAL RETURN...................................               9.31%(a)                      6.89%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands).....           $145,194                      $  1,272
Ratios to average net assets:
  Expenses.....................................               0.90%(b)                      1.14%(b)
  Net investment income........................               5.46%(b)                      4.99%(b)
  Expenses**...................................               1.00%(b)                      1.49%(b)
Portfolio Turnover Rate........................                 54%(a)                        54%(a)

---------------

  * Commencement of operations.

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
PRIME MONEY MARKET FUND

                                                        TRUST SHARES                 CLASS A SHARES
                                                 --------------------------    --------------------------
                                                    FOR THE PERIOD FROM           FOR THE PERIOD FROM
                                                     NOVEMBER 1, 1997*             FEBRUARY 3, 1998*
                                                 THROUGH SEPTEMBER 30, 1998    THROUGH SEPTEMBER 30, 1998
                                                 --------------------------    --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...........           $   1.00                      $   1.00
                                                          --------                      --------
  Net investment income........................               0.05                          0.03
  Net realized loss............................                 --                            --
                                                          --------                      --------
Total income from investment operations........               0.05                          0.03
                                                          --------                      --------
LESS DISTRIBUTIONS FROM:
  Net investment income........................              (0.05)                        (0.03)
                                                          --------                      --------
    Total dividends and distributions..........              (0.05)                        (0.03)
                                                          --------                      --------
Net change in net asset value per share........                 --                            --
                                                          --------                      --------
NET ASSET VALUE, END OF PERIOD.................           $   1.00                      $   1.00
                                                          ========                      ========
TOTAL RETURN...................................               4.84%(a)                      2.93%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands).....           $144,806                      $  8,514
Ratios to average net assets:
  Expenses.....................................               0.49%(b)                      0.75%(b)
  Net investment income........................               5.17%(b)                      4.88%(b)
  Expenses**...................................               0.69%(b)                      1.20%(b)

---------------

  * Commencement of operations

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
U.S. TREASURY OBLIGATIONS FUND

                                                        TRUST SHARES                 CLASS A SHARES
                                                 --------------------------    --------------------------
                                                    FOR THE PERIOD FROM           FOR THE PERIOD FROM
                                                     NOVEMBER 3, 1997*             FEBRUARY 3, 1998*
                                                 THROUGH SEPTEMBER 30, 1998    THROUGH SEPTEMBER 30, 1998
                                                 --------------------------    --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...........           $   1.00                      $   1.00
                                                          --------                      --------
  Net investment income........................               0.05                          0.03
  Net realized loss............................                 --                            --
                                                          --------                      --------
Total income from investment operations........               0.05                          0.03
                                                          --------                      --------
LESS DISTRIBUTIONS FROM:
  Net investment income........................              (0.05)                        (0.03)
                                                          --------                      --------
    Total dividends and distributions..........              (0.05)                        (0.03)
                                                          --------                      --------
Net change in net asset value per share........               0.00                          0.00
                                                          --------                      --------
NET ASSET VALUE, END OF PERIOD.................           $   1.00                      $   1.00
                                                          ========                      ========
TOTAL RETURN...................................               4.70%(a)                      3.02%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands).....           $101,300                      $    720
Ratios to average net assets:
  Expenses.....................................               0.47%(b)                      0.72%(b)
  Net investment income........................               5.08%(b)                      4.76%(b)
  Expenses**...................................               0.61%(b)                      1.10%(b)

---------------

  * Commencement of operations

 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
Eureka Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Eureka Funds (comprised of The Eureka Equity Fund, The Eureka Global Asset Allocation Fund, The Eureka Investment Grade Bond Fund, The Eureka Prime Money Market Fund, and The Eureka U.S. Treasury Obligations Fund) (collectively, the "Funds") as of September 30, 1998, and the related statements of operations, statements of changes in net assets, and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of September 30, 1998, the results of their operations, changes in their net assets, and their financial highlights for the period then ended, in conformity with generally accepted accounting principles.

                                                 /s/ Ernst & Young LLP

Columbus, Ohio
November 10, 1998

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES AND OFFICERS                                       INVESTMENT ADVISER
                                                            Sanwa Bank California
Larry Layne                                                 Investment Management Department
Chairman of the Board                                       601 S. Figueroa Street
                                                            Los Angeles, California 90017
Masaki Horioka
Trustee                                                     ADMINISTRATOR AND DISTRIBUTOR
                                                            BISYS Fund Services
Walter F. Beran                                             3435 Stelzer Road
Trustee                                                     Columbus, Ohio 43219

David L. Buell                                              LEGAL COUNSEL
Trustee                                                     Ropes and Gray
                                                            One Franklin Square
Donald H. Livingstone                                       1301 K Street, N.W.
Trustee                                                     Suite 800 East
                                                            Washington, DC 20005
Irimga McKay
President                                                   TRANSFER AGENT
                                                            BISYS Fund Services, Inc.
Greg Maddox                                                 3435 Stelzer Road
Vice President                                              Columbus, Ohio 43219

Paul Kane                                                   AUDITORS
Vice President                                              Ernst & Young, LLP
                                                            10 West Broad Street
Alaina V. Metz                                              Columbus, Ohio 43219
Assistant Secretary
                                                            CUSTODIAN
Martin R. Dean                                              The Bank of New York
Treasurer                                                   90 Washington Street
                                                            New York, NY 10286

This material is authorized for distribution to prospective investors only when accompanied or preceded by a current prospectus. Please call 1-888-890-8121 for a prospectus which contains more complete information on the Eureka Funds including fees, expenses and sales charges. Please read the prospectus carefully before investing or sending money.

The Eureka Funds are distributed by BISYS Fund Services. Sanwa Bank California is the investment advisor to the Funds and receives fees for those services.

                               EUREKA FUNDS LOGO

                                 ANNUAL REPORT
                               SEPTEMBER 30, 1998

                        --------------------------------
                                  EQUITY FUND
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                          GOBAL ASSET ALLOCATION FUND
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                           INVESTMENT GRADE BOND FUND
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                            PRIME MONEY MARKET FUND
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                         U.S. TREASURY OBLIGATIONS FUND
                        --------------------------------